UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	10/31/2012

Item 1. Schedule of Investments

Target Asset Allocation Funds/Target Conservative Allocation Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 38.1%
Aerospace & Defense — 1.0%
241	AAR Corp.	$ 3,637
4,770	Boeing Co. (The)	335,999
1,200	Embraer SA, ADR (Brazil)	33,492
1,556	Hexcel Corp.(a)	39,771
1,500	Lockheed Martin Corp.	140,505
199	Moog, Inc. (Class A Stock)(a)	7,365
4,400	Northrop Grumman Corp.	302,236
3,495	Rockwell Collins, Inc.	187,262
126	Teledyne Technologies, Inc.(a)	8,068
340	Triumph Group, Inc.	22,243

		1,080,578

Air Freight & Logistics
657	Atlas Air Worldwide Holdings, Inc.(a)	36,128

Airlines
2,761	JetBlue Airways Corp.(a)	14,606
622	US Airways Group, Inc.(a)	7,576

		22,182

Auto Components — 0.3%
6,080	Johnson Controls, Inc.	156,560
800	Lear Corp.	34,080
2,200	Magna International, Inc. (Canada)	97,702

		288,342

Auto Parts & Equipment
497	BorgWarner, Inc.(a)	32,712
40	WABCO Holdings, Inc.(a)	2,343

		35,055

Beverages — 0.5%
1,937	Anheuser-Busch InBev NV, ADR (Belgium)	162,321
2,877	Diageo PLC (United Kingdom)	82,224
1,900	Molson Coors Brewing Co. (Class B Stock)	81,966
3,345	PepsiCo, Inc.	231,608
232	Pernod-Ricard SA (France)	24,967

		583,086

Biotechnology — 1.1%
543	Acorda Therapeutics, Inc.(a)	13,005
850	Alexion Pharmaceuticals, Inc.(a)	76,823
1,000	Amgen, Inc.	86,545
4,061	Biogen Idec, Inc.(a)	561,311
1,094	Celgene Corp.(a)	80,212

5,295	Gilead Sciences, Inc.(a)	355,612
1,420	Halozyme Therapeutics, Inc.(a)	7,512
384	Seattle Genetics, Inc.(a)	9,662
429	United Therapeutics Corp.(a)	19,592

		1,210,274

Building Products
300	A.O. Smith Corp.	18,231
325	Lennox International, Inc.	16,266

		34,497

Business Services — 0.1%
356	MasterCard, Inc. (Class A Stock)	164,091

Capital Markets — 0.2%
700	Goldman Sachs Group, Inc. (The)	85,673
625	LPL Financial Holdings, Inc.	18,250
2,800	State Street Corp.	124,796

		228,719

Chemicals — 0.8%
990	Airgas, Inc.	88,080
400	CF Industries Holdings, Inc.	82,076
427	Georgia Gulf Corp.	15,112
1,019	Huntsman Corp.	15,326
475	Kraton Performance Polymers, Inc.(a)	10,364
3,611	LyondellBasell Industries NV (Class A Stock) (Netherlands)	192,791
800	PPG Industries, Inc.	93,664
3,242	Praxair, Inc.	344,333
378	Quaker Chemical Corp.	20,030
173	Scotts Miracle-Gro Co. (The) (Class A Stock)	7,406
225	TPC Group, Inc.(a)	10,121
185	Valspar Corp. (The)	10,366

		889,669

Commercial Banks — 1.8%
1,525	Associated Banc-Corp.	19,657
5,860	CIT Group, Inc.(a)	218,109
859	Citizens Republic Bancorp, Inc.(a)	15,582
6,000	Fifth Third Bancorp	87,180
1,555	FirstMerit Corp.	21,553
450	Fulton Financial Corp.	4,374
475	Hancock Holding Co.	15,005
3,300	PNC Financial Services Group, Inc.	192,027
450	Prosperity Bancshares, Inc.	18,837
8,400	Regions Financial Corp.	54,768
389	Trustmark Corp.	9,130
14,677	U.S. Bancorp	487,423
237	UMB Financial Corp.	10,554
289	United Bankshares, Inc.	6,887
850	Webster Financial Corp.	18,700
24,055	Wells Fargo & Co.	810,413

		1,990,199

Commercial Services — 0.8%
950	Corrections Corp. of America	31,967
910	FleetCor Technologies, Inc.(a)	43,143
971	GEO Group, Inc. (The)	26,916
1,100	KAR Auction Services, Inc.(a)	22,000
525	McGrath RentCorp	13,787
681	PAREXEL International Corp.(a)	20,900
348	Sotheby’s	10,833
1,910	Verisk Analytics, Inc. (Class A Stock)(a)	97,410
4,199	Visa, Inc. (Class A Stock)	582,653
642	Waste Connections, Inc.	21,077

		870,686

Communications Equipment — 0.1%
8,300	Cisco Systems, Inc.	142,262

Computer Services & Software — 0.9%
1,969	Accenture PLC (Class A Stock) (Ireland)	132,730
420	Autodesk, Inc.(a)	13,373
13,104	EMC Corp.(a)	320,000
1,084	Fortinet, Inc.(a)	20,997
400	Fusion-io, Inc.(a)	9,440
224	Global Payments, Inc.	9,576
583	Google, Inc. (Class A Stock)(a)	396,306
275	Manhattan Associates, Inc.(a)	16,500
864	Riverbed Technology, Inc.(a)	15,958
439	salesforce.com, Inc.(a)	64,085

		998,965

Computers & Peripherals — 1.6%
2,515	Apple, Inc.	1,496,677
1,994	Cognizant Technology Solutions Corp. (Class A Stock)(a)	132,900
16,200	Hewlett-Packard Co.	224,370

		1,853,947

Construction — 0.1%
822	Meritage Homes Corp.(a)	30,398
385	Texas Industries, Inc.(a)	16,605
184	URS Corp.	6,160

		53,163

Consumer Finance — 0.1%
1,600	Capital One Financial Corp.	96,272
475	First Cash Financial Services, Inc.(a)	21,213

		117,485

Consumer Products & Services — 0.2%
3,278	Estee Lauder Cos., Inc. (The) (Class A Stock)	201,990

165	Snap-on, Inc.	12,760
718	Vitamin Shoppe, Inc.(a)	41,098

		255,848

Containers & Packaging
575	Packaging Corp. of America	20,280
650	Silgan Holdings, Inc.	28,152

		48,432

Distribution/Wholesale — 0.3%
1,130	LKQ Corp.(a)	23,606
1,395	W.W. Grainger, Inc.	280,967

		304,573

Diversified Consumer Services — 0.1%
5,600	H&R Block, Inc.	99,120

Diversified Financial Services — 1.4%
683	Affiliated Managers Group, Inc.(a)	86,400
4,240	American Express Co.	237,313
20,453	Bank of America Corp.	190,622
1,405	BlackRock, Inc.	266,500
6,755	Citigroup, Inc.	252,569
12,100	JPMorgan Chase & Co.	504,328

		1,537,732

Diversified Operations
270	LVMH Moet Hennessy Louis Vuitton SA (France)	43,885

Diversified Telecommunication Services — 0.2%
5,800	AT&T, Inc.	200,622

Electric Utilities — 0.5%
3,500	American Electric Power Co., Inc.	155,540
2,000	Edison International	93,880
5,300	Exelon Corp.	189,634
4,200	PPL Corp.	124,236

		563,290

Electronic Components — 0.1%
325	Checkpoint Systems, Inc.(a)	2,639
461	Coherent, Inc.(a)	21,045
433	FLIR Systems, Inc.	8,413
970	InvenSense, Inc.(a)	10,864
236	Universal Display Corp.(a)	7,736
821	Universal Electronics, Inc.(a)	14,088
187	Woodward, Inc.	6,265

		71,050

Electronic Components & Equipment
660	AMETEK, Inc.	23,463
420	General Cable Corp.(a)	11,983

		35,446

Electronic Equipment & Instruments — 0.2%
12,400	Corning, Inc.	145,700
323	EnerSys(a)	11,137
216	Itron, Inc.(a)	8,869
350	Littelfuse, Inc.	18,760
225	ScanSource, Inc.(a)	6,581
2,375	TE Connectivity Ltd. (Switzerland)	76,428

		267,475

Energy Equipment & Services — 1.2%
1,100	Cameron International Corp.(a)	55,704
1,300	Diamond Offshore Drilling, Inc.	90,012
1,400	Ensco PLC (Class A Stock) (United Kingdom)	80,948
10,036	Halliburton Co.	324,062
9,789	National Oilwell Varco, Inc.	721,449
275	Oil States International, Inc.(a)	20,103
1,775	Precision Drilling Corp. (Canada)(a)	12,780

		1,305,058

Engineering/Construction — 0.1%
620	Fluor Corp.	34,627
750	MasTec, Inc.(a)	16,920
829	McDermott International, Inc. (Panama)(a)	8,879

		60,426

Entertainment & Leisure — 0.1%
595	Bally Technologies, Inc.(a)	29,702
269	Life Time Fitness, Inc.(a)	12,076
861	Pinnacle Entertainment, Inc.(a)	10,986
1,938	SHFL Entertainment, Inc.(a)	27,384

		80,148

Farming & Agriculture — 0.3%
4,544	Monsanto Co.	391,102

Financial - Bank & Trust
501	Astoria Financial Corp.	5,025

Financial Services
269	Eaton Vance Corp.	7,570
526	Jefferies Group, Inc.	7,490
253	Raymond James Financial, Inc.	9,649

		24,709

Food & Staples Retailing — 0.5%
5,000	CVS Caremark Corp.	232,000
7,000	Kroger Co. (The)	176,540
1,739	Wal-Mart Stores, Inc.	130,460

		539,000

Food Products — 0.3%
5,800	ConAgra Foods, Inc.	161,472
800	General Mills, Inc.	32,064
366	Kraft Foods Group, Inc.(a)	16,645
2,870	Mondelez International, Inc. (Class A Stock)	76,170

		286,351

Foods — 0.1%
547	Danone (France)	33,624
455	Fresh Market, Inc. (The)(a)	25,803
525	Post Holdings, Inc.(a)	16,564
180	United Natural Foods, Inc.(a)	9,583
540	WhiteWave Foods Co. (Class A Stock)(a)	8,894

		94,468

Gas Utilities
575	Atmos Energy Corp.	20,683
215	South Jersey Industries, Inc.	10,877

		31,560

Hand/Machine Tools — 0.1%
204	Franklin Electric Co., Inc.	11,820
1,040	Stanley Black & Decker, Inc.	72,072

		83,892

Healthcare Equipment & Supplies — 0.2%
178	Cantel Medical Corp.	4,630
144	MEDNAX, Inc.(a)	9,933
2,000	Medtronic, Inc.	83,160
765	Sirona Dental Systems, Inc.(a)	43,804
350	Teleflex, Inc.	23,782
474	Thoratec Corp.(a)	16,922
1,000	Zimmer Holdings, Inc.	64,210

		246,441

Healthcare Products — 0.4%
779	Arthrocare Corp.(a)	23,432
588	Cooper Cos., Inc. (The)	56,436
2,268	Covidien PLC (Ireland)	124,627
106	HeartWare International, Inc.(a)	8,902
272	Intuitive Surgical, Inc.(a)	147,484
960	PSS World Medical, Inc.(a)	27,475
125	West Pharmaceutical Services, Inc.	6,734

		395,090

Healthcare Providers & Services — 0.2%
563	Centene Corp.(a)	21,383

3,600	CIGNA Corp.	183,600
350	LifePoint Hospitals, Inc.(a)	12,369
1,000	WellPoint, Inc.	61,280

		278,632

Healthcare Services — 0.3%
7,370	Aetna, Inc.	322,069
145	Air Methods Corp.(a)	15,896
292	Amedisys, Inc.(a)	3,224
100	AMERIGROUP Corp.(a)	9,134
154	Covance, Inc.(a)	7,501
272	Healthways, Inc.(a)	2,647

		360,471

Hotels & Motels — 0.6%
5,992	Starwood Hotels & Resorts Worldwide, Inc.	310,685
3,176	Wynn Resorts Ltd.	384,487

		695,172

Hotels, Restaurants & Leisure — 0.4%
425	BJ’s Restaurants, Inc.(a)	14,046
700	Carnival Corp. (Panama)	26,516
442	Chipotle Mexican Grill, Inc.(a)	112,502
450	Choice Hotels International, Inc.	14,080
2,170	Las Vegas Sands Corp.	100,775
2,360	McDonald’s Corp.	204,848
1,183	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	13,877

		486,644

Household Durables
175	Harman International Industries, Inc.	7,338
250	Ryland Group, Inc. (The)	8,467

		15,805

Household Products — 0.2%
228	Helen of Troy Ltd. (Bermuda)(a)	6,890
1,900	Kimberly-Clark Corp.	158,555
275	WD-40 Co.	13,162

		178,607

Independent Power Production — 0.1%
4,400	NRG Energy, Inc.	94,864

Industrial Conglomerates — 0.2%
10,400	General Electric Co.	219,024

Insurance — 1.6%
320	ACE Ltd. (Switzerland)	25,168
10,100	Allstate Corp. (The)	403,798
675	American Equity Investment Life Holding Co.	7,769
7,300	American International Group, Inc.(a)	254,989

2,100	CNO Financial Group, Inc.	20,118
587	HCC Insurance Holdings, Inc.	20,921
8,220	Marsh & McLennan Cos., Inc.	279,727
14,119	MetLife, Inc.	501,083
348	Protective Life Corp.	9,500
171	Reinsurance Group of America, Inc.	9,049
192	State Auto Financial Corp.	3,099
800	Tower Group, Inc.	14,416
1,300	Travelers Cos., Inc. (The)	92,222
210	United Fire Group, Inc.	4,992
7,600	Unum Group	154,128
599	Validus Holdings Ltd. (Bermuda)	21,444
1,200	XL Group PLC (Ireland)	29,688

		1,852,111

Internet & Catalog Retail — 0.4%
698	Amazon.com, Inc.(a)	162,508
565	priceline.com, Inc.(a)	324,180

		486,688

Internet Services — 0.3%
347	Digital River, Inc.(a)	4,976
694	Equinix, Inc.(a)	125,205
1,543	LinkedIn Corp. (Class A Stock)(a)	164,993
3,824	Monster Worldwide, Inc.(a)	23,785
390	Rackspace Hosting, Inc.(a)	24,839
797	Sapient Corp.(a)	8,193
572	TIBCO Software, Inc.(a)	14,420
670	Trulia, Inc.(a)	15,109

		381,520

Internet Software & Services — 0.4%
1,109	Baidu, Inc., ADR (Cayman Islands)(a)	118,242
4,972	eBay, Inc.(a)	240,098
2,070	Oracle Corp.	64,273
280	VeriSign, Inc.(a)	10,380

		432,993

Investment Companies — 0.2%
203,000	Hutchison Port Holdings Trust (Singapore)	158,340
888	KKR Financial Holdings LLC	9,066

		167,406

IT Services
825	Broadridge Financial Solutions, Inc.	18,934

Leisure Equipment & Products — 0.1%
2,400	Mattel, Inc.	88,272
669	Polaris Industries, Inc.	56,530

		144,802

Life Sciences Tools & Services — 0.4%
7,017	Thermo Fisher Scientific, Inc.	428,458

Machinery — 0.5%
725	Actuant Corp. (Class A Stock)	20,474
1,000	Cummins, Inc.	93,580
1,900	Deere & Co.	162,336
2,300	PACCAR, Inc.	99,751
1,000	Parker Hannifin Corp.	78,660
326	Regal-Beloit Corp.	21,249
795	Terex Corp.(a)	17,927
77	Twin Disc, Inc.	1,167
150	Valmont Industries, Inc.	20,265

		515,409

Manufacturing — 0.8%
343	Colfax Corp.(a)	11,796
10,489	Danaher Corp.	542,596
319	Harsco Corp.	6,377
1,180	Honeywell International, Inc.	72,263
5,850	Ingersoll-Rand PLC (Ireland)	275,125

		908,157

Media — 1.6%
11,836	CBS Corp. (Class B Stock)	383,486
13,931	Comcast Corp. (Special Class A Stock)	507,646
1,340	Discovery Communications, Inc. (Class A Stock)(a)	79,087
6,000	Interpublic Group of Cos., Inc. (The)	60,600
3,816	Liberty Global, Inc. (Class A Stock)(a)	229,074
6,080	News Corp. (Class A Stock)	145,434
640	Time Warner Cable, Inc.	63,430
3,800	Time Warner, Inc.	165,110
2,010	Viacom, Inc. (Class B Stock)	103,053
1,720	Walt Disney Co. (The)	84,400
250	Wiley, (John) & Sons, Inc. (Class A Stock)	10,845

		1,832,165

Metals & Mining — 0.7%
310	AMCOL International Corp.	9,790
4,700	Freeport-McMoRan Copper & Gold, Inc.	182,736
725	Globe Specialty Metals, Inc.	10,897
1,009	Joy Global, Inc.	63,012
492	Northwest Pipe Co.(a)	11,306
2,449	Precision Castparts Corp.	423,848
250	Reliance Steel & Aluminum Co.	13,585
803	RTI International Metals, Inc.(a)	18,300
206	Timken Co.	8,135
1,259	Titanium Metals Corp.	14,743

		756,352

Miscellaneous Manufacturers
480	Polypore International, Inc.(a)	16,934

Multi-Line Retail — 0.3%
4,700	JC Penney Co., Inc.	112,847
4,790	Kohl’s Corp.	255,211

		368,058

Multi-Utilities — 0.1%
4,900	Public Service Enterprise Group, Inc.	156,996

Office Electronics — 0.1%
21,600	Xerox Corp.	139,104

Oil, Gas & Consumable Fuels — 2.1%
590	Anadarko Petroleum Corp.	40,598
1,700	Apache Corp.	140,675
1,390	Cabot Oil & Gas Corp.	65,302
4,100	Chesapeake Energy Corp.	83,066
2,100	Chevron Corp.	231,441
2,400	ConocoPhillips	138,840
85	Core Laboratories NV (Netherlands)	8,811
1,068	Dresser-Rand Group, Inc.(a)	55,034
162	Dril-Quip, Inc.(a)	11,220
690	EOG Resources, Inc.	80,378
380	EQT Corp.	23,039
950	FMC Technologies, Inc.(a)	38,855
603	Geospace Technologies Corp.(a)	39,032
378	Gulfport Energy Corp.(a)	12,542
822	Lufkin Industries, Inc.	41,108
8,000	Marathon Oil Corp.	240,480
1,800	Murphy Oil Corp.	108,000
675	Newpark Resources, Inc.(a)	4,583
440	Noble Corp. (Switzerland)	16,606
670	Noble Energy, Inc.	63,657
1,679	Oasis Petroleum, Inc.(a)	49,312
435	Ocean Rig UDW, Inc. (Marshall Islands)(a)	6,904
172	ONEOK, Inc.	8,136
4,250	Phillips 66	200,430
517	Pioneer Natural Resources Co.	54,621
2,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	190,701
1,100	Royal Dutch Shell PLC, ADR (United Kingdom)	75,328
385	Schlumberger Ltd. (Netherlands)	26,769
367	Swift Energy Co.(a)	6,133
520	Thermon Group Holdings, Inc.(a)	12,917
4,800	Total SA, ADR (France)	241,920
235	WGL Holdings, Inc.	9,346

		2,325,784

Paper & Forest Products — 0.1%
4,400	International Paper Co.	157,652

Pharmaceuticals — 2.8%
8,910	Abbott Laboratories	583,783
823	Allergan, Inc.	74,004
1,000	AstraZeneca PLC, ADR (United Kingdom)	46,400
201	BioMarin Pharmaceutical, Inc.(a)	7,445

5,642	Bristol-Myers Squibb Co.	187,597
1,812	Catamaran Corp. (Canada)(a)	85,454
2,500	Eli Lilly & Co.	121,575
7,385	Endo Health Solutions, Inc.(a)	211,654
10,084	Express Scripts Holding Co.(a)	620,569
5,000	Johnson & Johnson	354,100
1,234	Mead Johnson Nutrition Co.	76,088
4,900	Merck & Co., Inc.	223,587
658	Natural Grocers by Vitamin Cottage, Inc.(a)	13,344
1,100	Novartis AG, ADR (Switzerland)	66,506
257	Onyx Pharmaceuticals, Inc.(a)	20,139
623	Perrigo Co.	71,651
12,400	Pfizer, Inc.	308,388
491	Salix Pharmaceuticals Ltd.(a)	19,169
2,100	Sanofi, ADR (France)	92,085
607	Theravance, Inc.(a)	13,664

		3,197,202

Pipelines — 0.3%
8,525	Kinder Morgan, Inc.	295,903

Professional Services — 0.1%
759	Duff & Phelps Corp. (Class A Stock)	9,434
250	ICF International, Inc.(a)	4,588
1,300	Manpower, Inc.	49,322
325	Towers Watson & Co. (Class A Stock)	17,456

		80,800

Real Estate Investment Trusts — 0.7%
5,850	American Tower Corp.	440,446
14,300	Annaly Capital Management, Inc.	230,802
625	Associated Estates Realty Corp.	9,369
675	Excel Trust, Inc.	8,302
405	First Potomac Realty Trust	4,823
1,175	Hersha Hospitality Trust	5,370
675	Highwoods Properties, Inc.	21,769
4,200	Kimco Realty Corp.	81,984
350	LaSalle Hotel Properties	8,379
747	Medical Properties Trust, Inc.	8,576
462	Redwood Trust, Inc.	7,203
1,318	Two Harbors Investment Corp.	15,724

		842,747

Retail & Merchandising — 2.8%
685	AutoZone, Inc.(a)	256,875
611	Cash America International, Inc.	23,884
979	Chico’s FAS, Inc.	18,209
1,183	Costco Wholesale Corp.	116,443
2,586	Dick’s Sporting Goods, Inc.	129,300
5,160	Dollar General Corp.(a)	250,879
867	Genesco, Inc.(a)	49,679
1,899	GNC Holdings, Inc. (Class A Stock)	73,434
4,115	Home Depot, Inc. (The)	252,579

3,480	Limited Brands, Inc.	166,657
2,709	Lululemon Athletica, Inc.(a)	186,948
2,100	Macy’s, Inc.	79,947
1,710	O’Reilly Automotive, Inc.(a)	146,513
960	PetSmart, Inc.	63,734
1,800	Ross Stores, Inc.	109,710
6,100	Staples, Inc.	70,241
6,203	Starbucks Corp.	284,718
1,708	Target Corp.	108,885
790	Tiffany & Co.	49,944
9,413	TJX Cos., Inc. (The)	391,863
470	Tractor Supply Co.	45,233
2,080	Urban Outfitters, Inc.(a)	74,381
3,124	Yum! Brands, Inc.	219,024

		3,169,080

Road & Rail — 0.1%
294	Landstar System, Inc.	14,891
1,100	Norfolk Southern Corp.	67,485

		82,376

Semiconductors — 0.3%
2,150	Altera Corp.	65,532
1,583	Broadcom Corp. (Class A Stock)(a)	49,920
177	Cabot Microelectronics Corp.	5,275
602	Cavium, Inc.(a)	19,974
223	Cymer, Inc.(a)	17,771
768	Entegris, Inc.(a)	6,297
175	Hittite Microwave Corp.(a)	9,912
385	International Rectifier Corp.(a)	5,964
1,910	Linear Technology Corp.	59,706
750	Microsemi Corp.(a)	14,400
500	Semtech Corp.(a)	12,485
1,111	Teradyne, Inc.(a)	16,243

		283,479

Semiconductors & Semiconductor Equipment — 0.5%
9,500	Intel Corp.	205,437
1,600	KLA-Tencor Corp.	74,432
500	MKS Instruments, Inc.	11,815
8,580	Texas Instruments, Inc.	241,012
714	Veeco Instruments, Inc.(a)	21,920

		554,616

Software — 1.2%
2,864	CA, Inc.	64,497
599	Cerner Corp.(a)	45,638
2,150	Check Point Software Technologies Ltd. (Israel)(a)	95,740
1,243	Citrix Systems, Inc.(a)	76,830
867	Compuware Corp.(a)	7,508
9,025	Electronic Arts, Inc.(a)	111,459
1,173	MedAssets, Inc.(a)	20,797

24,180	Microsoft Corp.	689,976
617	OPNET Technologies, Inc.	26,179
1,210	Parametric Technology Corp.(a)	24,418
842	QLIK Technologies, Inc.(a)	15,501
170	Red Hat, Inc.(a)	8,359
625	SS&C Technologies Holdings, Inc.(a)	15,019
600	Verint Systems, Inc.(a)	16,362
2,213	VMware, Inc. (Class A Stock)(a)	187,596

		1,405,879

Specialty Retail — 0.1%
994	Aaron’s, Inc.	30,645
300	DSW, Inc. (Class A Stock)	18,777
491	Francesca’s Holdings Corp.(a)	14,499
275	Group 1 Automotive, Inc.	17,053
350	Lithia Motors, Inc. (Class A Stock)	11,970
1,400	Lowe’s Cos., Inc.	45,332
561	Sally Beauty Holdings, Inc.(a)	13,509

		151,785

Telecommunications — 0.7%
4,350	CenturyLink, Inc.	166,953
353	EZchip Semiconductor Ltd. (Israel)(a)	10,943
286	IPG Photonics Corp.(a)	15,181
591	NICE Systems Ltd., ADR (Israel)(a)	19,680
9,999	QUALCOMM, Inc.	585,692
97	SBA Communications Corp. (Class A Stock)(a)	6,463

		804,912

Textiles, Apparel & Luxury Goods — 0.4%
3,351	NIKE, Inc. (Class B Stock)	306,214
122	PVH Corp.	13,419
586	Steven Madden Ltd.(a)	25,151
378	VF Corp.	59,150
400	Wolverine World Wide, Inc.	16,748

		420,682

Tobacco — 0.2%
2,400	Altria Group, Inc.	76,320
470	Lorillard, Inc.	54,525
990	Philip Morris International, Inc.	87,674

		218,519

Trading Companies & Distributors
600	United Rentals, Inc.(a)	24,396
375	WESCO International, Inc.(a)	24,330

		48,726

Transportation — 0.3%
312	Bristow Group, Inc.	15,575
1,145	Expeditors International of Washington, Inc.	41,919

590	Kansas City Southern	47,471
939	Quality Distribution, Inc.(a)	8,075
1,815	Union Pacific Corp.	223,300

		336,340

Wireless Telecommunication Services — 0.2%
7,200	Vodafone Group PLC, ADR (United Kingdom)	195,984

	TOTAL COMMON STOCKS (cost $35,187,039)	43,077,843

PREFERRED STOCK — 0.1%
Commercial Banks
2,650	Wells Fargo & Co., Series J, 8.00% (cost $50,782)	80,533

UNAFFILIATED MUTUAL FUND
1,875	Ares Capital Corp. (cost $24,275)	32,738

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.9%
BBB+(c)		$255	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.911%(b), 06/25/34	212,868
Ca		886	JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A4 6.13%, 07/25/36	543,524
NR	EUR	117	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	151,932
C		85	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.271%(b), 10/25/37	19,110
Caa3		649	Series 2007-MLN1, Class A2A 0.321%(b), 03/25/37	457,396
AAA(c)		137	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.937%(b), 02/16/19	137,293
Caa3		515	Sierra Madre Funding Ltd., (Cayman Islands)(h) Series 2004-1A, Class 1A, 144A 0.599%(b), 09/07/39	360,585
Caa3		1,224	Series 2004-1A, Class ALTB, 144A 0.619%(b), 09/07/39	856,600
Aaa		958	SLM Student Loan Trust, Series 2008-9, Class A 1.815%(b), 04/25/23	999,859
Caa3		54	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.271%(b), 11/25/36	17,466

Aaa		700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.539%(b), 07/22/21	663,212

			TOTAL ASSET-BACKED SECURITIES (cost $4,372,463)	4,419,845

CORPORATE BONDS — 20.9%
Airlines — 0.3%
Ba2		300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	313,875

Automobile Manufacturers — 1.3%
A2		800	BMW US Capital LLC, Sr. Unsec’d. Notes, MTN 0.829%(b), 12/21/12	800,593
A3		700	Daimler Finance North America LLC, Sr. Unsec’d. Notes, 144A 0.972%(b), 03/28/14	702,694

				1,503,287

Building & Construction — 0.5%
Ba3		600	Urbi Desarrollos Urbanos SAB de CV, Sr. Unsec’d. Notes, 144A (Mexico) 9.50%, 01/21/20	552,000

Capital Markets — 1.9%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 3.71%(b), 04/12/16	1,491,170
A2		700	Morgan Stanley, Sr. Unsec’d. Notes 1.293%(b), 04/29/13	701,288

				2,192,458

Diversified Financial Services — 3.7%
Baa1		200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	258,184
A3		1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,531,609
Ba1		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	218,756
Ba1		500	7.00%, 10/01/13	526,302
Ba3		700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	822,500
Aa3		800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	882,342

				4,239,693

Electric Utilities — 0.6%
Baa1		600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	729,508

Financial - Bank & Trust — 3.0%
Aa3		100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	103,030
Baa1		600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.485%(b), 03/18/14	590,807

Baa1	800	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(h) 6.05%, 12/04/17	873,745
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	104,437
Ba1	800	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(b), 12/29/49	892,712
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	802,802

			3,367,533

Financial Services — 2.3%
B1	600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	715,560
NR	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d) 5.625%, 01/24/13	113,125
NR	400	6.875%, 05/02/18	92,000
Baa1	500	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.875%, 04/25/18	603,692
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	675,858
Aa3	400	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	459,351

			2,659,586

Healthcare Providers & Services — 0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	581,318

Insurance — 0.6%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	649,524

IT Services — 0.5%
A2	500	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	517,838

Metals & Mining — 1.7%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	678,000
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,217,640

			1,895,640

Oil, Gas & Consumable Fuels — 1.4%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	427,491
A2	300	4.50%, 10/01/20	352,284
Baa1	500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	756,983

			1,536,758

Pharmaceuticals — 0.3%
B1		300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	318,750

Tobacco — 0.3%
Baa1		237	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	338,014

Transportation — 2.0%
Baa3		2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,325,918

			TOTAL CORPORATE BONDS (cost $21,327,462)	23,721,700

FOREIGN GOVERNMENT BONDS — 4.6%
Aaa	EUR	1,600	Bundesschatzanweisungen, Unsec’d. Notes (Germany) 0.75%, 09/13/13	2,086,582
Aaa	CAD	200	Canadian Government, Unsec’d. Notes (Canada) 3.25%, 06/01/21	225,462
Aaa		700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway)(h) 2.375%, 01/19/16	736,467
Aa2	CAD	400	Province of Ontario Canada, Unsec’d. Notes (Canada) 3.15%, 06/02/22	414,959
Baa3	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	956,894
BBB(c)		700	Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, 144A (Russia) 5.375%, 02/13/17	758,758

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,717,098)	5,179,122

MUNICIPAL BONDS — 1.5%
California — 0.4%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	473,896

Illinois — 0.6%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	242,272
Aa3		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	363,408

				605,680

New York — 0.2%
AAA(c)		100	New York State Thruway Authority, Revenue Bonds 5.00%, 03/15/26	119,569
AAA(c)		100	5.00%, 03/15/27	120,930

				240,499

Texas — 0.3%
AAA(c)		300	Dallas County Hospital District, Series B, General Obligation Ltd. 6.171%, 08/15/34	359,448

			TOTAL MUNICIPAL BONDS (cost $1,436,759)	1,679,523

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.9%
Ca		263	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.401%(b), 05/25/46	164,884
D(c)		118	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 3.108%(b), 05/25/47	90,424
Caa1		146	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.916%(b), 05/25/35	140,035
Caa3		1,421	Series 2006-2, Class 21A1 3.044%(b), 03/25/36	866,980
Ca		268	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.421%(b), 07/20/46	130,277
Aaa		12	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	13,419
Aaa		383	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.548%(b), 07/25/44	388,230
Aaa		34	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	36,754
Aaa		165	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.659%(b), 09/25/35	165,888
C		780	Series 2006-OA1, Class 2A2 0.471%(b), 08/25/46	172,862
Caa1		557	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.596%(b), 04/25/37	458,238
D(c)		484	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 5.312%, 03/25/36	361,667
Aaa		200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A (h) 1.74%(b), 07/15/42	202,663
Aaa	EUR	500	Series 2011-1A, Class 1A3, 144A 1.51%(b), 07/15/42	656,049
NR		96	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.629%(b), 01/15/30	115,151
Caa1		260	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.594%(b), 11/25/46	225,983
Caa3		266	Series 2007-OA2, Class 1A 0.854%(b), 03/25/47	183,121

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,670,356)	4,372,625

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
6	Federal Home Loan Mortgage Corp. 2.354%(b), 08/01/23	6,227
171	2.837%(b), 03/01/36	182,817
74	5.50%, 01/01/38	80,449
4,000	Federal National Mortgage Assoc. 2.50%, TBA	4,186,250
281	2.546%(b), 06/01/35	299,593
2,000	3.50%, 09/01/26	2,123,511
2,000	3.50%, TBA	2,130,312
33	3.91%(b), 05/01/36	35,236
1,000	4.00%, TBA	1,068,164
1,971	4.50%, 03/01/24 - 01/01/26	2,131,771
19	5.00%, 06/01/23	21,132
142	5.50%, 12/01/36	156,186
35	7.50%, 01/01/32	36,647
4	Government National Mortgage Assoc. 1.625%(b), 09/20/22	4,206
5,000	3.00%, TBA	5,316,797
24	4.50%, 08/15/33 - 09/15/33	25,360
36	8.50%, 02/20/30 - 06/15/30	42,355

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,765,643)	17,847,013

U.S. TREASURY OBLIGATIONS — 10.6%
600	U.S. Treasury Bonds 1.75%, 05/15/22	605,906
400	2.00%, 02/15/22	414,219
1,800	2.00%, 11/15/21(e)	1,869,750
100	3.00%, 05/15/42	103,297
1,300	3.125%, 11/15/41 - 02/15/42	1,379,500
1,200	3.75%, 08/15/41	1,429,313
100	4.375%, 02/15/38	131,219
100	7.50%, 11/15/24	160,406
36	8.125%, 05/15/21	55,654
2,200	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	2,448,817
200	2.125%, 02/15/41	315,609
100	2.375%, 01/15/25	167,076
300	2.50%, 01/15/29	465,101
100	U.S. Treasury Notes 0.875%, 02/28/17	101,164
700	2.125%, 12/31/15	737,242
100	2.375%, 05/31/18	108,344

1,338		2.625%, 08/15/20-11/15/20	1,469,733

		TOTAL U.S. TREASURY OBLIGATIONS (cost $11,347,245)	11,962,350

		TOTAL LONG-TERM INVESTMENTS (cost $100,899,122)	112,373,292

Shares
SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.0%
4,515,482		Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,515,482)(f)	4,515,482

Principal Amount (000)#
CERTIFICATES OF DEPOSIT(g) — 1.1%
$700		Banco do Brasil New York, 1.97%, 06/28/13	697,887
600		Ford Motor Credit, 1.28%, 01/22/13	598,613

		TOTAL CERTIFICATES OF DEPOSIT (cost $1,289,275)	1,296,500

U.S. TREASURY OBLIGATIONS(g) — 6.3%
2,300		U.S. Treasury Bills 0.145%, 04/11/13	2,298,585
200		0.18%, 10/17/13	199,665
4,700		0.19%, 08/22/13	4,693,674

		TOTAL U.S. TREASURY OBLIGATIONS (cost $7,191,128)	7,191,924

Notional Amount (000)#		Counterparty
OPTION PURCHASED(a)(j)
Put Option
200	Currency Option USD vs CAD expiring 05/16/13, @ FX Rate 6.51 (cost $1,035)	JPMorgan Chase	244

		TOTAL SHORT-TERM INVESTMENTS (cost $12,996,920)	13,004,150

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.8% (cost $113,896,042)(i)	125,377,442

OPTIONS WRITTEN(a)(k) — (0.1)%
Call Options — (0.1)%
200	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(4,798)

3,000	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(71,961)

			(76,759)

Put Options
	Interest Rate Swap Options,
200	Receive a fixed rate of 2.38% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(291)
3,000	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(4,367)

			(4,658)

	TOTAL OPTIONS WRITTEN (premiums received $99,480)		(81,417)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.7% (cost $113,796,562)		125,296,025
	LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (10.7)%		(12,142,433)

	NET ASSETS — 100%		$113,153,592

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar
USD	United States Dollar

†	The ratings reflected are as of October 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Rates shown are the effective yields at purchase date.
(h)	Indicates a security or securities that have been deemed illiquid.

(i)	The United States federal income tax basis of the Fund’s investments was $115,893,053; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,484,389 (gross unrealized appreciation $11,071,261; gross unrealized depreciation $1,586,872). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(j)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2012.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2012.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Depreciation(1)(2)
	Short Positions:
34	5 Year U.S. Treasury Notes	Dec. 2012	$4,200,859	$4,224,500	$(23,641)
2	Euro-OAT	Dec. 2012	346,329	348,947	(2,618)

					$(26,259)

(1)	Cash of $14,000 and U.S. Treasury Securities with a market value of $22,142 have been segregated to cover requirements for open futures contracts at October 31, 2012.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2012.

Forward foreign currency exchange contracts outstanding at October 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 12/04/12	Hong Kong & Shanghai Bank	BRL	2,025	$988,751	$992,297	$3,546
Chinese Yuan, Expiring 02/01/13	Barclays Capital Group	CNY	13,295	2,108,628	2,112,573	3,945
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	46,247	(1)
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,215	29
Expiring 02/01/13	Goldman Sachs & Co.	CNY	797	127,000	126,592	(408)
Expiring 02/01/13	JPMorgan Chase	CNY	880	138,076	139,793	1,717
Expiring 02/01/13	JPMorgan Chase	CNY	718	114,373	114,114	(259)
Expiring 08/05/13	Deutsche Bank	CNY	743	118,601	116,776	(1,825)
Euro, Expiring 10/11/13	JPMorgan Chase	EUR	864	1,124,496	1,123,745	(751)
Mexican Peso, Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	109	8,095	8,265	170
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	8,381	618,916	637,891	18,975
Expiring 04/03/13	JPMorgan Chase	MXN	8,489	649,552	638,058	(11,494)

New Taiwanese Dollar, Expiring 11/30/12	Barclays Capital Group	TWD	13,711	465,249	469,310	4,061
Norwegian Krone, Expiring 11/21/12	Deutsche Bank	NOK	1,904	324,234	333,701	9,467

				$6,836,405	$6,863,577	$27,172

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 11/01/12	Westpac Banking Corp.	AUD	2,190	$2,280,885	$2,273,154	$7,731
Expiring 12/13/12	Westminster Research Associates LLC	AUD	2,190	2,257,452	2,265,298	(7,846)
Brazilian Real, Expiring 12/04/12	UBS Securities	BRL	2,025	978,337	992,298	(13,961)
Expiring 02/04/13	Hong Kong & Shanghai Bank	BRL	2,025	980,896	983,884	(2,988)
British Pound, Expiring 12/12/12	BNP Paribas	GBP	291	462,721	469,536	(6,815)
Canadian Dollar, Expiring 12/20/12	Deutsche Bank	CAD	615	630,404	615,098	15,306
Chinese Yuan, Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	11,470	1,803,406	1,822,541	(19,135)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	256	40,000	40,653	(653)
Expiring 02/01/13	Royal Bank of Canada	CNY	2,173	340,000	345,229	(5,229)
Expiring 02/01/13	UBS Securities	CNY	2,211	346,000	351,266	(5,266)
Euro, Expiring 01/15/13	UBS Securities	EUR	599	783,318	777,012	6,306
Expiring 01/15/13	BNP Paribas	EUR	600	773,859	778,309	(4,450)
Expiring 09/13/13	JPMorgan Chase	EUR	1,600	1,971,600	2,080,402	(108,802)
Expiring 10/11/13	JPMorgan Chase	EUR	108	130,996	140,468	(9,472)
Expiring 10/11/13	JPMorgan Chase	EUR	756	932,564	983,277	(50,713)
Japanese Yen, Expiring 12/10/12	Barclays Capital Group	JPY	7,371	94,076	92,370	1,706
Mexican Peso, Expiring 12/03/12	JPMorgan Chase	MXN	8,489	657,297	646,156	11,141

New Taiwanese Dollar, Expiring 11/30/12	Citigroup Global Markets	TWD	4,142	139,000	141,783	(2,783)
Expiring 11/30/12	UBS Securities	TWD	2,982	100,000	102,071	(2,071)
Expiring 11/30/12	UBS Securities	TWD	6,435	216,000	220,251	(4,251)

				$15,918,811	$16,121,056	$(202,245)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2012.

Interest rate swap agreements outstanding at October 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
	Over-the-counter swap agreements:
AUD	1,200	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$23,641	$1,290	$22,351	Deutsche Bank
AUD	800	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	14,732	(5,150)	19,882	Goldman Sachs & Co.
AUD	600	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	11,821	1,208	10,613	Goldman Sachs & Co.
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	44,596	(1,396)	45,992	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	22,298	(625)	22,923	Deutsche Bank
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	62,343	—	62,343	Bank of America Securities LLC
BRL	2,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	114,369	(5,984)	120,353	Goldman Sachs & Co.
BRL	2,300	01/02/14	8.250%	Brazilian overnight interbank lending rate(1)	12,535	11,038	1,497	JPMorgan Chase
BRL	2,200	01/02/14	7.790%	Brazilian overnight interbank lending rate(1)	5,839	4,689	1,150	Morgan Stanley & Co.
BRL	2,100	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	83,603	218	83,385	Barclays Bank PLC
BRL	1,900	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	41,624	399	41,225	UBS AG
BRL	1,500	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	33,020	—	33,020	Goldman Sachs & Co.
BRL	900	01/02/15	8.630%	Brazilian overnight interbank lending rate(1)	7,946	7,251	695	Morgan Stanley & Co.
BRL	300	01/02/14	10.580%	Brazilian overnight interbank lending rate(1)	6,215	(581)	6,796	Morgan Stanley & Co.
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	4,383	40	4,343	Morgan Stanley & Co.
BRL	100	01/02/14	7.420%	Brazilian overnight interbank lending rate(1)	59	—	59	Bank of America Securities LLC
MXN	8,400	03/05/13	6.500%	28 day Mexican interbank rate(1)	5,453	(75)	5,528	Morgan Stanley & Co.
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	63,914	21,753	42,161	UBS AG
	Exchange-traded swap agreements:
	$3,500	06/20/17	1.500%	3 month LIBOR(1)	(135,548)	(116,090)	(19,458)	—
	400	06/20/17	1.750%	3 month LIBOR(1)	689	7,085	(6,396)
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	87,549	(7,203)	94,752	—
EUR	200	03/20/13	1.750%	6 month Euribor(1)	3,244	3,843	(599)

					$514,325	$(78,290)	$592,615

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)# (4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,500	$(53,308)	$—	$(53,308)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(16,779)	—	(16,779)	Morgan Stanley & Co.

				$(70,087)	$—	$(70,087)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)# (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Cardinal Health Inc.,	06/20/17	0.560%	$500	$(3,669)	$—	$(3,669)	UBS AG
Con-way, Inc.,	03/20/18	1.830%	2,000	77,721	—	77,721	Bank of America Securities LLC
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	768	(39,883)	(17,453)	(22,430)	Citigroup, Inc.
Dow Jones CDX IG5 Index	12/20/12	0.143%	2,100	(749)	—	(749)	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.143%	700	(249)	—	(249)	Morgan Stanley & Co.
Dow Jones iTraxx 16	12/20/16	1.000%	100	1,050	45	1,005	Citigroup, Inc.
Dow Jones iTraxx 17	06/20/17	1.000%	100	1,320	1,476	(156)	JPMorgan Chase
Embarq Corp.	06/20/13	1.000%	200	(1,172)	(609)	(563)	Barclays Bank PLC
Embarq Corp.	03/20/14	1.250%	400	(5,127)	—	(5,127)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(2,624)	—	(2,624)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	100	(1,545)	—	(1,545)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%	1,000	15,164	—	15,164	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%	600	552,138	—	552,138	Citigroup, Inc.

Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,453	90,774	198,344	(107,570)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	10,454	(162,438)	94,242	(256,680)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	6,195	(55,055)	(28,645)	(26,410)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	2,100	(27,974)	9,434	(37,408)	—

				$437,682	$256,834	$180,848

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$43,077,843	$—	$—
Preferred Stock	80,533	—	—
Unaffiliated Mutual Fund	32,738	—	—
Asset-Backed Securities	—	3,050,728	1,369,117
Corporate Bonds	—	23,721,700	—
Foreign Government Bonds	—	5,179,122	—
Municipal Bonds	—	1,679,523	—
Residential Mortgage-Backed Securities	—	4,372,625	—
U.S. Government Agency Obligations	—	17,847,013	—
U.S. Treasury Obligations	—	19,154,274	—
Certificates of Deposit	—	1,296,500	—
Option Purchased	—	244	—
Affiliated Money Market Mutual Fund	4,515,482	—	—
Options Written	—	(81,417)	—
Other Financial Instruments*
Futures	(26,259)	—	—
Forward foreign currency exchange contracts	—	(175,073)	—
Interest rate swap agreements	68,299	524,316	—
Credit default swap agreements	(428,068)	(13,309)	552,138

Total	$47,320,568	$76,556,246	$1,921,255

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Credit Default Swap Agreements
Balance as of 7/31/12	$1,339,864	$552,130
Accrued discounts/premiums	(75,223)	—
Realized gain (loss)	18,758	—
Change in unrealized appreciation (depreciation)**	85,718	8
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 10/31/12	$1,369,117	$552,138

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $85,726 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

Target Asset Allocation Funds/Target Growth Allocation Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 95.0%
Aerospace & Defense — 2.5%
1,173	AAR Corp.	$ 17,701
37,600	BAE Systems PLC (United Kingdom)	189,435
13,615	Boeing Co. (The)	959,041
2,000	Elbit Systems Ltd. (Israel)	70,449
7,895	Embraer SA, ADR (Brazil)	220,349
7,800	Finmeccanica SpA (Italy)*	38,640
5,860	Hexcel Corp.*	149,782
3,390	Honeywell International, Inc.	207,604
4,200	Lockheed Martin Corp.	393,414
979	Moog, Inc. (Class A Stock)*	36,233
12,600	Northrop Grumman Corp.	865,494
10,135	Rockwell Collins, Inc.	543,033
10,810	Rolls-Royce Holdings PLC (United Kingdom)*	149,065
623	Teledyne Technologies, Inc.*	39,891
2,800	Thales SA (France)	98,478
1,037	Triumph Group, Inc.	67,840

		4,046,449

Agriculture — 0.1%
7,400	GrainCorp Ltd. (Class A Stock) (Australia)	94,253

Air Freight & Logistics — 0.1%
1,692	Atlas Air Worldwide Holdings, Inc.*	93,043

Airlines — 0.1%
100,100	Air New Zealand Ltd. (New Zealand)	102,080
9,260	JetBlue Airways Corp.*	48,985
33,900	Qantas Airways Ltd. (Australia)*	46,803
1,844	US Airways Group, Inc.*	22,460

		220,328

Apparel & Textile — 0.1%
875	Wolverine World Wide, Inc.	36,636
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	93,193

		129,829

Auto Components — 0.5%
17,570	Johnson Controls, Inc.	452,427
2,300	Lear Corp.	97,980
6,500	Magna International, Inc. (Canada)	288,665

		839,072

Auto Parts & Equipment — 0.5%
1,413	BorgWarner, Inc.*	93,004
3,685	Cie Generale des Etablissements Michelin (Class B Stock) (France)	316,477
300	Georg Fischer AG (Switzerland)*	105,176

1,800	Keihin Corp. (Japan)	21,691
2,600	Valeo SA (France)	114,242
492	WABCO Holdings, Inc.*	28,816
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	77,026

		756,432

Automobile Manufacturers — 0.5%
3,200	Daimler AG (Germany)	149,419
819	Hyundai Motor Co. (South Korea)	168,591
7,402	Toyota Motor Corp. (Japan)	284,193
1,300	Volkswagen AG (Germany)	253,422

		855,625

Banks — 1.0%
7,100	Banco Espanol de Credito SA (Spain)	25,868
6,000	Bank of Queensland Ltd. (Australia)	47,211
3,459	FirstMerit Corp.	47,942
18,000	Fukuoka Financial Group, Inc. (Japan)	70,349
975	Fulton Financial Corp.	9,477
4,389	Julius Baer Group Ltd. (Switzerland)*	152,222
2,100	KBC Groep NV (Belgium)	49,294
96,106	Mitsubishi UFJ Financial Group, Inc. (Japan)	434,602
29,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	66,115
15,200	Royal Bank of Scotland Group PLC (United Kingdom)*	67,701
12,492	Standard Chartered PLC (United Kingdom)	295,029
9,900	UBS AG (Switzerland)*	148,399
740	UMB Financial Corp.	32,952
1,409	United Bankshares, Inc.	33,576
6,000	Westpac Banking Corp. (Australia)	158,885

		1,639,622

Beverages — 1.1%
5,097	Anheuser-Busch InBev NV, ADR (Belgium)	427,129
8,395	Diageo PLC (United Kingdom)	239,927
5,500	Molson Coors Brewing Co. (Class B Stock)	237,270
9,630	PepsiCo, Inc.	666,781
659	Pernod-Ricard SA (France)	70,921
4,491	SABMiller PLC (United Kingdom)	192,382

		1,834,410

Biotechnology — 2.1%
1,648	Acorda Therapeutics, Inc.*	39,470
2,410	Alexion Pharmaceuticals, Inc.*	217,816
2,400	Amgen, Inc.	207,708
11,419	Biogen Idec, Inc.*	1,578,334
3,156	Celgene Corp.*	231,398
14,818	Gilead Sciences, Inc.*	995,177
4,029	Halozyme Therapeutics, Inc.*	21,313
925	Seattle Genetics, Inc.*	23,273
1,245	United Therapeutics Corp.*	56,859

		3,371,348

Building Materials & Construction
700	Lennox International, Inc.	35,035

Building Products
675	A.O. Smith Corp.	41,020

Business Services — 0.3%
1,006	MasterCard, Inc. (Class A Stock)	463,695
887	URS Corp.	29,697

		493,392

Capital Markets — 0.4%
2,000	Goldman Sachs Group, Inc. (The)	244,780
7,600	State Street Corp.	338,732

		583,512

Chemicals — 3.1%
2,840	Airgas, Inc.	252,675
1,100	Arkema SA (France)	100,288
17,000	Asahi Kasei Corp. (Japan)	93,486
1,600	BASF SE (Germany)	132,580
1,100	Bayer AG (Germany)	95,797
1,100	CF Industries Holdings, Inc.	225,709
1,219	Georgia Gulf Corp.	43,140
3,103	Huntsman Corp.	46,669
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	60,971
2,000	Koninklijke DSM NV (Netherlands)	102,693
1,050	Kraton Performance Polymers, Inc.*	22,911
1,300	Lanxess AG (Germany)	107,384
10,364	LyondellBasell Industries NV (Class A Stock) (Netherlands)	553,334
12,768	Monsanto Co.	1,098,942
7,000	Nippon Shokubai Co. Ltd. (Japan)	68,658
5,390	Potash Corp. of Saskatchewan, Inc. (Canada)	217,594
2,100	PPG Industries, Inc.	245,868
9,408	Praxair, Inc.	999,224
1,178	Quaker Chemical Corp.	62,422
850	Scotts Miracle-Gro Co. (The) (Class A Stock)	36,388
510	Syngenta AG (Switzerland)	199,225
24,000	Toagosei Co. Ltd. (Japan)	97,708
475	TPC Group, Inc.*	21,365
1,165	Valspar Corp. (The)	65,275
2,200	Yara International ASA (Norway)	103,647

		5,053,953

Clothing & Apparel — 0.9%
4,167	Adidas AG (Germany)	355,009
9,275	NIKE, Inc. (Class B Stock)	847,550
1,118	VF Corp.	174,945

		1,377,504

Commercial Banks — 3.7%
35,000	Aozora Bank Ltd. (Japan)	98,647
3,375	Associated Banc-Corp.	43,504
12,700	Bank Hapoalim BM (Israel)*	49,902
16,875	CIT Group, Inc.*	628,088
2,494	Citizens Republic Bancorp, Inc.*	45,241
15,800	Fifth Third Bancorp	229,574
1,050	Hancock Holding Co.	33,170
9,400	PNC Financial Services Group, Inc.	546,986
1,000	Prosperity Bancshares, Inc.	41,860
24,800	Regions Financial Corp.	161,696
2,408	Societe Generale (France)*	76,545
23,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	72,512
8,100	Swedbank AB (Class A Stock) (Sweden)	150,206
1,901	Trustmark Corp.	44,616
40,471	U.S. Bancorp	1,344,042
1,900	Webster Financial Corp.	41,800
69,513	Wells Fargo & Co.	2,341,893

		5,950,282

Commercial Services — 0.6%
2,125	Corrections Corp. of America	71,506
2,610	FleetCor Technologies, Inc.*	123,740
3,005	Geo Group, Inc. (The)	83,299
550	ICF International, Inc.*	10,092
2,450	KAR Auction Services, Inc.*	49,000
1,150	McGrath RentCorp.	30,199
11,116	Monster Worldwide, Inc.*	69,142
8,200	Nichii Gakkan Co. (Japan)	74,676
1,918	PAREXEL International Corp.*	58,863
1,228	Sotheby’s	38,228
5,490	Verisk Analytics, Inc. (Class A Stock)*	279,990

		888,735

Communications Equipment — 0.3%
24,800	Cisco Systems, Inc.	425,072

Computer Hardware — 2.6%
7,150	Apple, Inc.	4,254,965

Computer Services & Software — 1.6%
7,992	Accenture PLC (Class A Stock) (Ireland)	538,741
1,180	Autodesk, Inc.*	37,571
5,659	Cognizant Technology Solutions Corp. (Class A Stock)*	377,173
37,117	EMC Corp.*	906,397
3,146	Fortinet, Inc.*	60,938
1,180	Fusion-io, Inc.*	27,848
1,095	Global Payments, Inc.	46,811
625	Manhattan Associates, Inc.*	37,500
490	Red Hat, Inc.*	24,093
2,633	Riverbed Technology, Inc.*	48,632
1,243	salesforce.com, Inc.*	181,453
3,997	SAP AG (Germany)	291,154
4,400	Tieto Oyj (Finland)	84,405

		2,662,716

Computers & Peripherals — 0.4%
45,900	Hewlett-Packard Co.	635,715

Construction — 0.2%
26,625	Downer EDI Ltd. (Australia)*	99,221
2,917	Meritage Homes Corp.*	107,871
1,170	Texas Industries, Inc.*	50,462

		257,554

Consumer Finance — 0.6%
12,280	American Express Co.	687,312
4,600	Capital One Financial Corp.	276,782
1,050	First Cash Financial Services, Inc.*	46,893

		1,010,987

Consumer Products & Services — 0.7%
9,156	Estee Lauder Cos., Inc. (The) (Class A Stock)	564,193
23,300	Pace PLC (United Kingdom)	69,937
59,700	Pacific Brands Ltd. (Australia)	38,422
5,733	Reckitt Benckiser Group PLC (United Kingdom)	346,939
800	Snap-on, Inc.	61,864
2,108	Vitamin Shoppe, Inc.*	120,662

		1,202,017

Containers & Packaging — 0.1%
1,250	Packaging Corp. of America	44,087
1,400	Silgan Holdings, Inc.	60,634

		104,721

Cosmetics & Toiletries — 0.1%
6,560	Natura Cosmeticos SA (Brazil)	174,897

Distribution/Wholesale — 0.8%
3,270	LKQ Corp.*	68,310
21,000	Marubeni Corp. (Japan)	136,002
5,000	Mitsui & Co. Ltd. (Japan)	70,462
7,600	Sumitomo Corp. (Japan)	103,580
4,800	Toyota Tsusho Corp. (Japan)	104,743
3,739	W.W. Grainger, Inc.	753,072

		1,236,169

Diversified Consumer Services — 0.2%
17,400	H&R Block, Inc.	307,980

Diversified Financial Services — 2.6%
1,951	Affiliated Managers Group, Inc.*	246,802
57,707	Bank of America Corp.	537,829
4,055	BlackRock, Inc.	769,152
18,120	BM&FBOVESPA SA (Brazil)	115,979
22,900	Challenger Ltd. (Australia)	76,782
19,340	Citigroup, Inc.	723,123

2,029	Duff & Phelps Corp. (Class A Stock)	25,221
2,100	Fuyo General Lease Co. Ltd. (Japan)	58,767
23,900	Intermediate Capital Group PLC (United Kingdom)	117,712
34,900	JPMorgan Chase & Co.	1,454,632
1,400	LPL Financial Holdings, Inc.	40,880
9,800	Tullett Prebon PLC (United Kingdom)	43,206

		4,210,085

Diversified Manufacturing — 0.5%
16,950	Ingersoll-Rand PLC (Ireland)	797,158

Diversified Operations — 0.3%
2,853	LVMH Moet Hennessy Louis Vuitton SA (France)	463,716

Diversified Telecommunication Services — 0.4%
18,000	AT&T, Inc.	622,620

Electric — 0.1%
3,600	E.ON AG (Germany)	81,797
2,100	RWE AG (Germany)	95,961

		177,758

Electric Utilities — 1.1%
9,900	American Electric Power Co., Inc.	439,956
5,300	Edison International	248,782
32,300	Enel SpA (Italy)	121,410
14,900	Exelon Corp.	533,122
12,400	PPL Corp.	366,792

		1,710,062

Electronic Components & Equipment — 0.6%
1,900	AMETEK, Inc.	67,545
4,560	Broadcom Corp. (Class A Stock)*	143,799
1,598	Checkpoint Systems, Inc.*	12,976
1,565	Coherent, Inc.*	71,442
1,587	EnerSys*	54,720
1,095	Fanuc Corp. (Japan)	174,338
2,118	FLIR Systems, Inc.	41,153
1,273	General Cable Corp.*	36,319
2,910	InvenSense, Inc.*	32,592
1,079	Littelfuse, Inc.	57,834
138	Samsung Electronics Co. Ltd. (South Korea)	165,762
715	Universal Display Corp.*	23,438
2,323	Universal Electronics, Inc.*	39,863

		921,781

Electronic Equipment & Instruments — 0.4%
35,200	Corning, Inc.	413,600
1,048	Itron, Inc.*	43,031
525	ScanSource, Inc.*	15,356
6,875	TE Connectivity Ltd. (Switzerland)	221,238

		693,225

Energy Equipment & Services — 0.9%
3,600	Diamond Offshore Drilling, Inc.	249,264
479	Dril-Quip, Inc.*	33,176
4,000	Ensco PLC (Class A Stock) (United Kingdom)	231,280
28,812	Halliburton Co.	930,339
600	Oil States International, Inc.*	43,860

		1,487,919

Engineering & Construction — 0.1%
1,770	Fluor Corp.	98,854
1,675	MasTec, Inc.*	37,788
2,446	McDermott International, Inc. (Panama)*	26,197
3,800	NCC AB (Class B Stock) (Sweden)	71,097

		233,936

Entertainment & Leisure — 0.6%
1,826	Bally Technologies, Inc.*	91,154
6,265	Carnival PLC (United Kingdom)	249,116
4,600	Heiwa Corp. (Japan)	72,258
220	International Speedway Corp. (Class A Stock)	5,610
6,240	Las Vegas Sands Corp.	289,786
1,314	Life Time Fitness, Inc.*	58,985
3,077	Pinnacle Entertainment, Inc.*	39,262
5,982	SHFL Entertainment, Inc.*	84,526
24,000	Thomas Cook Group PLC (United Kingdom)*	7,940

		898,637

Environmental Control
1,887	Waste Connections, Inc.	61,950

Financial - Bank & Trust — 1.2%
2,434	Astoria Financial Corp.	24,413
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	62,574
13,300	Banco Santander SA (Spain)	99,795
43,500	Barclays PLC (United Kingdom)	159,702
2,600	BNP Paribas (France)	130,789
70,758	China Merchants Bank Co. Ltd. (Class H Stock) (China)	132,202
7,300	Credit Agricole SA (France)*	54,954
2,200	Credit Suisse Group AG (Switzerland)*	51,002
2,200	Danske Bank A/S (Denmark)*	34,403
8,000	DBS Group Holdings Ltd. (Singapore)	91,162
6,020	Deutsche Bank AG (Germany)	272,863
3,758	Dexia SA (Belgium)*	877
30,897	HSBC Holdings PLC (United Kingdom)	304,583
96,100	Mizuho Financial Group, Inc. (Japan)	150,476
7,800	National Australia Bank Ltd. (Australia)	208,817
4,200	Sumitomo Mitsui Financial Group, Inc. (Japan)	128,583
1,900	Svenska Handelsbanken AB (Class A Stock) (Sweden)	65,082

		1,972,277

Financial Services — 1.5%
6,000	DnB ASA (Norway)	74,930
1,318	Eaton Vance Corp.	37,089
4,000	Hitachi Capital Corp. (Japan)	76,763
13,949	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	230,202
324,967	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	215,106
2,558	Jefferies Group, Inc.	36,426
700	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	112,505
10,900	Permanent TSB Group Holdings PLC (Ireland)*	353
1,544	Raymond James Financial, Inc.	58,888
11,857	Visa, Inc. (Class A Stock)	1,645,277

		2,487,539

Food — 1.2%
11,800	Dairy Crest Group PLC (United Kingdom)	67,867
1,594	Danone (France)	97,983
2,500	Delhaize Group (Belgium)	95,574
1,366	Fresh Market, Inc. (The)*	77,466
156,000	Golden Agri-Resources Ltd. (Mauritius)	79,931
39,200	J. Sainsbury PLC (United Kingdom)	224,318
14,700	Koninklijke Ahold NV (Netherlands)	187,161
34,870	Marston’s PLC (United Kingdom)	68,989
28,600	Metcash Ltd. (Australia)	108,660
29,000	Morinaga Milk Industry Co. Ltd. (Japan)	95,904
4,247	Nestle SA (Switzerland)	269,513
36,100	Parmalat SpA (Italy)	81,790
1,175	Post Holdings, Inc.*	37,071
52,698	Tesco PLC (United Kingdom)	272,007
870	United Natural Foods, Inc.*	46,319
1,595	WhiteWave Foods Co. (Class A Stock)*	26,270
35,900	WM Morrison Supermarkets PLC (United Kingdom)	155,205

		1,992,028

Food & Staples Retailing — 1.0%
1,200	BJ’s Restaurants, Inc.*	39,660
14,500	CVS Caremark Corp.	672,800
18,400	Kroger Co. (The)	464,048
5,060	Wal-Mart Stores, Inc.	379,601

		1,556,109

Food Products — 0.5%
15,600	ConAgra Foods, Inc.	434,304
2,200	General Mills, Inc.	88,176
1,100	Kraft Foods Group, Inc.*	50,028
5,000	Megmilk Snow Brand Co. Ltd. (Japan)	84,430
8,360	Mondelez International, Inc.	221,874

		878,812

Gas Utilities — 0.1%
1,300	Atmos Energy Corp.	46,761
1,046	South Jersey Industries, Inc.	52,917

		99,678

Hand/Machine Tools — 0.2%
1,008	Franklin Electric Co., Inc.	58,404
1,019	Regal-Beloit Corp.	66,418
2,980	Stanley Black & Decker, Inc.	206,514

		331,336

Healthcare Equipment & Supplies — 0.3%
2,123	Arthrocare Corp.*	63,860
5,100	Medtronic, Inc.	212,058
800	Teleflex, Inc.	54,360
1,394	Thoratec Corp.*	49,766
300	West Pharmaceutical Services, Inc.	16,161
2,600	Zimmer Holdings, Inc.	166,946

		563,151

Healthcare Products — 0.7%
1,092	Cantel Medical Corp.	28,403
1,705	Cooper Cos., Inc. (The)	163,646
10,161	Covidien PLC (Ireland)	558,347
759	Intuitive Surgical, Inc.*	411,545

		1,161,941

Healthcare Providers & Services — 0.5%
1,423	Amedisys, Inc.*	15,710
9,400	CIGNA Corp.	479,400
775	LifePoint Hospitals, Inc.*	27,388
713	MEDNAX, Inc.*	49,183
3,000	WellPoint, Inc.	183,840

		755,521

Healthcare Services — 0.7%
21,360	Aetna, Inc.	933,432
425	Air Methods Corp.*	46,593
1,108	AMERIGROUP Corp.*	101,205
1,794	Centene Corp.*	68,136
752	Covance, Inc.*	36,630
1,335	Healthways, Inc.*	12,989

		1,198,985

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	24,007

Holding Companies — 0.1%
35,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	33,013
72,000	First Pacific Co. Ltd. (Bermuda)	80,175

		113,188

Hotels, Restaurants & Leisure — 2.4%
1,900	Carnival Corp. (Panama)	71,972
1,225	Chipotle Mexican Grill, Inc.*	311,799

975	Choice Hotels International, Inc.	30,508
6,775	McDonald’s Corp.	588,070
3,826	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	44,879
17,206	Starwood Hotels & Resorts Worldwide, Inc.	892,131
8,699	Wynn Resorts Ltd.	1,053,101
12,111	Yum! Brands, Inc.	849,102

		3,841,562

Household Durables
400	Harman International Industries, Inc.	16,772
550	Ryland Group, Inc. (The)	18,629

		35,401

Household Products — 0.3%
1,130	Helen of Troy Ltd. (Bermuda)*	34,149
5,300	Kimberly-Clark Corp.	442,285
600	WD-40 Co.	28,716

		505,150

Independent Power Producers & Energy Traders — 0.2%
12,600	NRG Energy, Inc.	271,656

Industrial Conglomerates — 0.4%
31,800	General Electric Co.	669,708

Industrial Products — 0.8%
1,558	Harsco Corp.	31,145
21,200	Kurabo Industries Ltd. (Japan)	32,664
7,067	Precision Castparts Corp.	1,223,086

		1,286,895

Insurance — 4.4%
920	ACE Ltd. (Switzerland)	72,358
25,700	AIA Group Ltd. (Hong Kong)	101,804
2,964	Allianz SE (Germany)	367,503
29,300	Allstate Corp. (The)	1,171,414
1,500	American Equity Investment Life Holding Co.	17,265
21,000	American International Group, Inc.*	733,530
20,700	Aviva PLC (United Kingdom)	110,704
1,400	Baloise Holding AG (Switzerland)	116,955
31,500	Beazley PLC (United Kingdom)	89,009
4,625	CNO Financial Group, Inc.	44,308
47	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	54,165
1,312	HCC Insurance Holdings, Inc.	46,760
200	Helvetia Holding AG (Switzerland)	70,117
11,200	ING Groep NV, CVA (Netherlands)*	98,946
53,200	Legal & General Group PLC (United Kingdom)	115,042
23,815	Marsh & McLennan Cos., Inc.	810,424
41,421	MetLife, Inc.	1,470,031
42,000	Old Mutual PLC (United Kingdom)	116,578
1,706	Protective Life Corp.	46,574
832	Reinsurance Group of America, Inc.	44,029
2,500	SCOR SE (France)	66,719

935	State Auto Financial Corp.	15,091
1,000	Swiss Life Holding AG (Switzerland)*	125,846
2,400	Swiss Re AG (Switzerland)*	165,833
1,775	Tower Group, Inc.	31,986
3,300	Travelers Cos., Inc. (The)	234,102
1,014	United Fire Group, Inc.	24,103
21,400	Unum Group	433,992
1,743	Validus Holdings Ltd. (Bermuda)	62,399
3,500	XL Group PLC (Ireland)	86,590
700	Zurich Insurance Group AG (Switzerland)*	172,501

		7,116,678

Internet Services — 2.0%
1,704	Amazon.com, Inc.*	396,725
1,700	Digital River, Inc.*	24,378
1,891	Equinix, Inc.*	341,155
1,664	Google, Inc. (Class A Stock)*	1,131,137
1,625	priceline.com, Inc.*	932,376
1,140	Rackspace Hosting, Inc.*	72,607
2,442	Sapient Corp.*	25,104
4,029	Tencent Holdings Ltd. (Cayman Islands)	142,444
1,728	TIBCO Software, Inc.*	43,563
2,018	Trulia, Inc.*	45,506

		3,154,995

Internet Software & Services — 1.2%
4,659	Baidu, Inc., ADR (Cayman Islands)*	496,743
14,230	eBay, Inc.*	687,167
4,172	LinkedIn Corp. (Class A Stock)*	446,112
5,940	Oracle Corp.	184,437
790	VeriSign, Inc.*	29,285
3,500	Yandex NV (Netherlands)*	81,480

		1,925,224

Investment Companies — 0.3%
576,000	Hutchison Port Holdings Trust (Singapore)	449,280
2,565	KKR Financial Holdings LLC	26,189

		475,469

IT Services
1,850	Broadridge Financial Solutions, Inc.	42,458

Leisure Equipment & Products — 0.2%
6,200	Mattel, Inc.	228,036
1,914	Polaris Industries, Inc.	161,733

		389,769

Life Sciences Tools & Services — 0.8%
20,290	Thermo Fisher Scientific, Inc.	1,238,907

Machinery — 0.6%
1,625	Actuant Corp. (Class A Stock)	45,890

2,800	Cummins, Inc.	262,024
6,700	PACCAR, Inc.	290,579
3,000	Parker Hannifin Corp.	235,980
234	Twin Disc, Inc.	3,547
350	Valmont Industries, Inc.	47,285
521	Woodward, Inc.	17,454

		902,759

Machinery & Equipment — 0.5%
300	Bucher Industries AG (Switzerland)	56,212
1,114	Colfax Corp.*	38,310
5,360	Deere & Co.	457,958
3,700	Kyowa Exeo Corp. (Japan)	38,794
1,900	Rheinmetall AG (Germany)	90,663
2,425	Terex Corp.*	54,684

		736,621

Machinery - Construction & Mining — 0.1%
10,678	Komatsu Ltd. (Japan)	223,645

Manufacturing — 1.2%
7,500	Cookson Group PLC (United Kingdom)	70,501
29,495	Danaher Corp.	1,525,776
1,370	Polypore International, Inc.*	48,334
2,980	Siemens AG (Germany)	299,499

		1,944,110

Media — 3.5%
33,183	CBS Corp. (Class B Stock)	1,075,129
40,492	Comcast Corp. (Special Class A Stock)	1,475,528
3,840	Discovery Communications, Inc. (Class A Stock)*	226,637
16,900	Interpublic Group of Cos., Inc. (The)	170,690
10,581	Liberty Global, Inc. (Class A Stock)*	635,177
17,480	News Corp. (Class A Stock)	418,122
8,178	Pearson PLC (United Kingdom)	164,307
4,383	Publicis Groupe SA (France)	236,131
1,830	Time Warner Cable, Inc.	181,371
10,600	Time Warner, Inc.	460,570
5,690	Viacom, Inc. (Class B Stock)	291,726
4,910	Walt Disney Co. (The)	240,934
550	Wiley, (John) & Sons, Inc. (Class A Stock)	23,859

		5,600,181

Medical Supplies & Equipment — 0.3%
3,470	Fresenius Medical Care AG & Co. KGaA (Germany)	243,726
285	HeartWare International, Inc.*	23,934
3,665	PSS World Medical, Inc.*	104,892
2,136	Sirona Dental Systems, Inc.*	122,308

		494,860

Metals & Mining — 0.9%
1,507	AMCOL International Corp.	47,591
3,900	ArcelorMittal (Luxembourg)	57,778
78,500	Arrium Ltd. (Australia)	63,967
14,600	Bodycote PLC (United Kingdom)	88,895
5,400	Boliden AB (Sweden)	94,357
13,700	Freeport-McMoRan Copper & Gold, Inc.	532,656
1,625	Globe Specialty Metals, Inc.	24,424
2,866	Joy Global, Inc.	178,982
1,506	Northwest Pipe Co.*	34,608
550	Reliance Steel & Aluminum Co.	29,887
2,000	Rio Tinto Ltd. (Australia)	118,214
2,403	RTI International Metals, Inc.*	54,764
3,200	Teck Resources Ltd. (Class B Stock) (Canada)	101,567
999	Timken Co.	39,450
3,536	Titanium Metals Corp.	41,407

		1,508,547

Miscellaneous Manufacturing — 0.1%
318,000	Singamas Container Holdings Ltd. (Hong Kong)	80,423
8,900	Trelleborg AB (Sweden)	96,810

		177,233

Multi-Line Insurance
4,500	AXA SA (France)	71,537

Multi-Line Retail — 0.4%
13,500	J.C. Penney Co., Inc.	324,135
6,400	Macy’s, Inc.	243,648

		567,783

Multi-Utilities — 0.3%
14,500	Public Service Enterprise Group, Inc.	464,580

Office Electronics — 0.2%
62,000	Xerox Corp.	399,280

Oil & Gas — 2.0%
1,720	Anadarko Petroleum Corp.	118,353
13,617	BG Group PLC (United Kingdom)	252,159
3,883	Cenovus Energy, Inc. (Canada)	136,969
1,060	EQT Corp.	64,268
1,700	Geospace Technologies Corp.*	110,041
1,282	Gulfport Energy Corp.*	42,537
28,221	National Oilwell Varco, Inc.	2,079,888
1,230	Noble Corp. (Switzerland)	46,420
4,619	Oasis Petroleum, Inc.*	135,660
3,950	Precision Drilling Corp. (Canada)*	28,440
4,700	Statoil ASA (Norway)	116,154
1,570	Thermon Group Holdings, Inc.*	38,999

		3,169,888

Oil, Gas & Consumable Fuels — 5.7%
2,331	Air Liquide SA (France)	274,939
4,800	Apache Corp.	397,200
46,000	BP PLC (United Kingdom)	329,075
3,920	Cabot Oil & Gas Corp.	184,162
3,120	Cameron International Corp.*	157,997
12,900	Chesapeake Energy Corp.	261,354
6,100	Chevron Corp.	672,281
153,505	CNOOC Ltd. (Hong Kong)	318,892
7,700	ConocoPhillips	445,445
526	Core Laboratories NV (Netherlands)	54,525
3,018	Dresser-Rand Group, Inc.*	155,517
10,300	ENI SpA (Italy)	236,433
1,990	EOG Resources, Inc.	231,815
2,730	FMC Technologies, Inc.*	111,657
12,800	JX Holdings, Inc. (Japan)	68,145
3,017	Lufkin Industries, Inc.	150,880
22,900	Marathon Oil Corp.	688,374
5,200	Murphy Oil Corp.	312,000
3,400	Newpark Resources, Inc.*	23,086
1,880	Noble Energy, Inc.	178,619
1,281	Ocean Rig UDW, Inc. (Marshall Islands)*	20,329
2,700	Olsen (Fred) Energy ASA (Norway)	126,682
4,100	OMV AG (Austria)	149,860
1,037	ONEOK, Inc.	49,050
12,600	Phillips 66	594,216
1,470	Pioneer Natural Resources Co.	155,305
5,300	Repsol SA (Spain)	105,929
3,400	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	232,832
13,500	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	477,218
7,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	536,788
5,537	Schlumberger Ltd. (Netherlands)	384,988
1,794	Swift Energy Co.*	29,978
5,700	Total SA (France)	286,803
13,700	Total SA, ADR (France)	690,480
1,138	WGL Holdings, Inc.	45,258

		9,138,112

Paper & Forest Products — 0.4%
13,000	International Paper Co.	465,790
11,200	Mondi PLC (United Kingdom)	123,266

		589,056

Pharmaceuticals — 7.3%
26,335	Abbott Laboratories	1,725,469
2,374	Allergan, Inc.	213,470
6,900	AstraZeneca PLC (United Kingdom)	320,408
2,800	AstraZeneca PLC, ADR (United Kingdom)	129,920
608	BioMarin Pharmaceutical, Inc.*	22,520
16,199	Bristol-Myers Squibb Co.	538,617
5,232	Catamaran Corp (Canada)*	246,741
7,100	Eli Lilly & Co.	345,273
21,405	Endo Health Solutions, Inc.*	613,467
27,853	Express Scripts Holding Co.*	1,714,074
2,900	GlaxoSmithKline PLC (United Kingdom)	64,887
3,000	H. Lundbeck A/S (Denmark)	52,230
14,300	Johnson & Johnson	1,012,726

4,000	Kyorin Holdings, Inc. (Japan)	84,580
7,347	Mead Johnson Nutrition Co.	453,016
13,800	Merck & Co., Inc.	629,694
400	Merck KGaA (Germany)	51,120
1,945	Natural Grocers By Vitamin Cottage, Inc.*	39,445
6,322	Novartis AG (Switzerland)	380,488
3,300	Novartis AG, ADR (Switzerland)	199,518
2,346	Novo Nordisk A/S (Class B Stock) (Denmark)	378,068
866	Onyx Pharmaceuticals, Inc.*	67,860
3,700	Otsuka Holdings Co. Ltd. (Japan)	113,971
1,696	Perrigo Co.	195,057
33,300	Pfizer, Inc.	828,171
700	Roche Holding AG (Switzerland)	134,618
1,374	Salix Pharmaceuticals Ltd.*	53,641
3,700	Sanofi (France)	325,246
5,600	Sanofi, ADR (France)	245,560
6,600	Shionogi & Co. Ltd. (Japan)	109,463
42,299	Sinopharm Group Co. Ltd. (Class H Stock) (China)	142,178
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	93,453
6,832	Teva Pharmaceutical Industries Ltd., ADR (Israel)	276,149
1,898	Theravance, Inc.*	42,724

		11,843,822

Pipelines — 0.5%
23,844	Kinder Morgan, Inc.	827,625

Professional Services — 0.1%
3,800	Manpower, Inc.	144,172
700	Towers Watson & Co. (Class A Stock)	37,597

		181,769

Real Estate — 0.1%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	103,419
12,500	Lend Lease Group (Australia)	112,499

		215,918

Real Estate Investment Trusts — 1.5%
16,535	American Tower Corp.	1,244,920
42,400	Annaly Capital Management, Inc.	684,336
1,350	Associated Estates Realty Corp.	20,236
1,500	Excel Trust, Inc.	18,450
1,968	First Potomac Realty Trust	23,439
2,600	Hersha Hospitality Trust	11,882
1,500	Highwoods Properties, Inc.	48,375
12,600	Kimco Realty Corp.	245,952
800	LaSalle Hotel Properties	19,152
3,637	Medical Properties Trust, Inc.	41,753
1,525	Redwood Trust, Inc.	23,775
4,040	Two Harbors Investment Corp.	48,197

		2,430,467

Retail — 2.4%
4,400	Aoyama Trading Co. Ltd. (Japan)	86,920
1,869	AutoZone, Inc.*	700,875
70,100	Debenhams PLC (United Kingdom)	135,410
14,785	Dollar General Corp.*	718,847
2,582	Genesco, Inc.*	147,948
5,148	GNC Holdings, Inc. (Class A Stock)	199,073
2,100	K’s Holdings Corp. (Japan)	56,216
54,429	Kingfisher PLC (United Kingdom)	254,284
825	Lithia Motors, Inc. (Class A Stock)	28,215
7,512	Lululemon Athletica, Inc.*	518,403
29,300	Marks & Spencer Group PLC (United Kingdom)	186,201
4,741	O’Reilly Automotive, Inc.*	406,209
1,597	Sally Beauty Holdings, Inc.*	38,456
347	Swatch Group AG (The) (Switzerland)	143,599
1,350	Tractor Supply Co.	129,924
1,100	Tsuruha Holdings, Inc. (Japan)	83,365

		3,833,945

Retail & Merchandising — 2.8%
2,286	Cash America International, Inc.	89,360
2,716	Chico’s FAS, Inc.	50,518
3,450	Costco Wholesale Corp.	339,583
7,085	Dick’s Sporting Goods, Inc.	354,250
13,885	Kohl’s Corp.	739,793
4,100	Lowe’s Cos., Inc.	132,758
40,100	Myer Holdings Ltd. (Australia)	81,379
2,750	PetSmart, Inc.	182,572
3,600	Shimachu Co. Ltd. (Japan)	79,549
17,802	Starbucks Corp.	817,112
4,829	Target Corp.	307,849
27,028	TJX Cos., Inc. (The)	1,125,176
69,800	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	205,391

		4,505,290

Retail Apparel — 0.1%
6,939	Hennes & Mauritz AB (Class B Stock) (Sweden)	234,860

Road & Rail — 0.1%
3,300	Norfolk Southern Corp.	202,455

Semiconductor Components — 0.1%
13,776	ARM Holdings PLC (United Kingdom)	147,837

Semiconductors — 0.3%
6,160	Altera Corp.	187,757
870	Cabot Microelectronics Corp.	25,926
1,785	Cavium, Inc.*	59,226
1,675	Microsemi Corp.*	32,160
2,913	Teradyne, Inc.*	42,588
1,944	Veeco Instruments, Inc.*	59,681

		407,338

Semiconductors & Semiconductor Equipment — 1.1%
623	Cymer, Inc.*	49,647
3,755	Entegris, Inc.*	30,791
400	Hittite Microwave Corp.*	22,656
26,000	Intel Corp.	562,250
1,880	International Rectifier Corp.*	29,121
4,900	KLA-Tencor Corp.	227,948
5,440	Linear Technology Corp.	170,054
1,125	MKS Instruments, Inc.	26,584
1,125	Semtech Corp.*	28,091
24,830	Texas Instruments, Inc.	697,475

		1,844,617

Software — 2.6%
8,505	CA, Inc.	191,533
1,778	Cerner Corp.*	135,466
9,924	Check Point Software Technologies Ltd. (Israel)*	441,916
3,525	Citrix Systems, Inc.*	217,880
2,607	Compuware Corp.*	22,577
26,150	Electronic Arts, Inc.*	322,952
3,446	MedAssets, Inc.*	61,098
70,815	Microsoft Corp.	2,020,706
1,705	Opnet Technologies, Inc.	72,343
3,570	Parametric Technology Corp.*	72,043
2,578	QLIK Technologies, Inc.*	47,461
1,375	SS&C Technologies Holdings, Inc.*	33,041
1,300	Verint Systems, Inc.*	35,451
6,354	VMware, Inc. (Class A Stock)*	538,628

		4,213,095

Specialty Retail — 1.4%
3,147	Aaron’s, Inc.	97,022
650	DSW, Inc. (Class A Stock)	40,684
1,395	Francesca’s Holdings Corp.*	41,194
625	Group 1 Automotive, Inc.	38,756
11,813	Home Depot, Inc. (The)	725,082
9,325	Limited Brands, Inc.	446,574
5,177	Ross Stores, Inc.	315,538
18,300	Staples, Inc.	210,724
2,290	Tiffany & Co.	144,774
6,006	Urban Outfitters, Inc.*	214,775

		2,275,123

Steel Producers/Products
2,300	Voestalpine AG (Austria)	72,441

Telecommunications — 2.3%
3,381	Arris Group, Inc.*	46,455
46,200	BT Group PLC (United Kingdom)	158,431
152,600	Cable & Wireless Communications PLC (United Kingdom)	92,323
12,600	CenturyLink, Inc.	483,588
1,229	EZchip Semiconductor Ltd. (Israel)*	38,099

870	IPG Photonics Corp.*	46,180
5,141	KDDI Corp. (Japan)	399,276
6,800	Koninklijke KPN NV (Netherlands)	42,932
1,955	NICE Systems Ltd., ADR (Israel)*	65,101
4,300	Nippon Telegraph & Telephone Corp. (Japan)	195,797
100	NTT DoCoMo, Inc. (Japan)	146,937
28,204	QUALCOMM, Inc.	1,652,049
585	SBA Communications Corp. (Class A Stock)*	38,979
92,200	Telecom Italia SpA (Italy)	84,908
3,300	Telefonica SA (Spain)	43,457
10,126	Vivendi (France)	207,174

		3,741,686

Textiles, Apparel & Luxury Goods — 0.1%
3,830	Burberry Group PLC (United Kingdom)	72,067
727	PVH Corp.	79,963
1,664	Steven Madden Ltd.*	71,419

		223,449

Tobacco — 0.6%
7,100	Altria Group, Inc.	225,780
5,337	British American Tobacco PLC (United Kingdom)	264,365
1,360	Lorillard, Inc.	157,774
2,830	Philip Morris International, Inc.	250,625

		898,544

Trading Companies & Distributors — 0.1%
1,350	United Rentals, Inc.*	54,891
800	WESCO International, Inc.*	51,904

		106,795

Transportation — 0.9%
1,515	Bristow Group, Inc.	75,629
2,306	Canadian National Railway Co. (Canada)	199,118
5,000	Deutsche Post AG (Germany)	99,123
3,248	Expeditors International of Washington, Inc.	118,909
1,660	Kansas City Southern	133,564
869	Landstar System, Inc.	44,015
2,823	Quality Distribution, Inc.*	24,278
19,000	Sankyu, Inc. (Japan)	66,166
10,000	Seino Holdings Co. Ltd. (Japan)	57,622
5,113	Union Pacific Corp.	629,052

		1,447,476

Wireless Telecommunication Services — 0.6%
170,570	Vodafone Group PLC (United Kingdom)	463,124

20,600	Vodafone Group PLC, ADR (United Kingdom)	560,732

		1,023,856

	TOTAL COMMON STOCKS (cost $127,831,365)	153,610,528

PREFERRED STOCKS — 0.4%
Aerospace & Defense
821,560	Rolls-Royce Holdings PLC (PRFC C) (United Kingdom)*(c)	1,326

Automobile Manufacturers — 0.2%
1,351	Volkswagen AG (PRFC), 1.81% (Germany)	279,474

Commercial Banks — 0.2%
8,600	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	125,388
7,325	Wells Fargo & Co., Series J, 8.00%, CVT	222,606

		347,994

	TOTAL PREFERRED STOCKS (cost $440,366)	628,794

UNAFFILIATED MUTUAL FUND
4,125	Ares Capital Corp. (cost $54,729)	72,023

	TOTAL LONG-TERM INVESTMENTS (cost $128,326,460)	154,311,345

SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
6,823,745	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,823,745)(a)	6,823,745

	TOTAL INVESTMENTS — 99.6% (cost $135,150,205)(b)	161,135,090
	OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 0.4%	579,636

	NET ASSETS — 100%	$161,714,726

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $142,012,100; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,122,990 (gross unrealized appreciation $24,568,680; gross unrealized depreciation $5,445,690). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro, Expiring 11/08/12	State Street Bank	EUR	272	$357,424	$352,577	$(4,847)
Expiring 11/08/12	State Street Bank	EUR	141	177,532	182,251	4,719

				$534,956	$534,828	$(128)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 11/08/12	State Street Bank	EUR	622	$814,480	$805,871	$8,609

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$153,610,528	$—	$—
Preferred Stocks	627,468	1,326	—
Unaffiliated Mutual Fund	72,023	—	—
Affiliated Money Market Mutual Fund	6,823,745	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	8,481	—

Total	$161,133,764	$9,807	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 07/31/12 was $25,673,183 which was a result of valuing investments using third party vendor modeling tools. An amount of $25,198,954 was transferred from Level 2 into Level 1 at 10/31/12 as a result of using quoted prices in an active market for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Target Asset Allocation Funds/Target Moderate Allocation Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 62.5%
Advertising — 0.1%
4,560	Publicis Groupe SA (France)	$ 245,666

Aerospace & Defense — 1.6%
1,104	AAR Corp.	16,659
39,000	BAE Systems PLC (United Kingdom)	196,488
13,440	Boeing Co. (The)	946,714
1,900	Elbit Systems Ltd. (Israel)	66,927
8,050	Embraer SA, ADR (Brazil)	224,676
5,400	Finmeccanica SpA (Italy)*	26,751
5,353	Hexcel Corp.*	136,823
3,330	Honeywell International, Inc.	203,929
4,200	Lockheed Martin Corp.	393,414
921	Moog, Inc. (Class A Stock)*	34,086
12,400	Northrop Grumman Corp.	851,756
9,980	Rockwell Collins, Inc.	534,728
11,490	Rolls-Royce Holdings PLC (United Kingdom)*	158,442
586	Teledyne Technologies, Inc.*	37,522
3,800	Thales SA (France)	133,649
978	Triumph Group, Inc.	63,981

		4,026,545

Agriculture — 0.1%
293,200	Golden Agri-Resources Ltd. (Mauritius)	150,230

Air Freight & Logistics
1,680	Atlas Air Worldwide Holdings, Inc.*	92,383

Airlines — 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	76,993
7,671	JetBlue Airways Corp.*	40,580
1,768	US Airways Group, Inc.*	21,534

		139,107

Apparel & Textile — 0.2%
4,356	Adidas AG (Germany)	371,111
4,060	Burberry Group PLC (United Kingdom)	76,395
825	Wolverine World Wide, Inc.	34,543

		482,049

Auto Components — 0.3%
17,340	Johnson Controls, Inc.	446,505
2,200	Lear Corp.	93,720
6,300	Magna International, Inc. (Canada)	279,783

		820,008

Auto Parts & Equipment — 0.1%
1,396	BorgWarner, Inc.*	91,885
159	WABCO Holdings, Inc.*	9,313
14,000	Yokohama Rubber Co. Ltd. (The) (Japan)	98,033

		199,231

Auto Parts & Related — 0.1%
3,592	Cie Generale des Etablissements Michelin (Class B Stock) (France)	308,490

Automobile Manufacturers — 0.4%
3,400	Daimler AG (Germany)	158,758
879	Hyundai Motor Co. (South Korea)	180,942
10,900	Nissan Motor Co. Ltd. (Japan)	91,209
7,983	Toyota Motor Corp. (Japan)	306,500
1,300	Volkswagen AG (Germany)	253,422

		990,831

Automobiles — 0.1%
1,700	Renault SA (France)	76,041
3,100	Valeo SA (France)	136,211

		212,252

Automotive Parts
300	Georg Fischer AG (Switzerland)*	105,176

Banks — 0.7%
7,600	Banco Espanol de Credito SA (Spain)	27,690
22,900	Bank Hapoalim BM (Israel)*	89,981
11,200	Bendigo and Adelaide Bank Ltd. (Australia)	93,940
2,492	Citizens Republic Bancorp, Inc.*	45,205
18,000	Fukuoka Financial Group, Inc. (Japan)	70,349
900	Fulton Financial Corp.	8,748
975	Hancock Holding Co.	30,800
31,430	HSBC Holdings PLC (United Kingdom)	309,837
4,567	Julius Baer Group Ltd. (Switzerland)*	158,396
105,900	Mizuho Financial Group, Inc. (Japan)	165,821
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	63,836
25,900	North Pacific Bank Ltd. (Japan)*	66,835
16,225	Royal Bank of Scotland Group PLC (United Kingdom)*	72,266
13,037	Standard Chartered PLC (United Kingdom)	307,900
4,900	Westpac Banking Corp. (Australia)	129,756

		1,641,360

Beverages — 0.8%
5,920	Anheuser-Busch InBev NV, ADR (Belgium)	496,096
8,290	Diageo PLC (United Kingdom)	236,926
5,500	Molson Coors Brewing Co. (Class B Stock)	237,270
9,335	PepsiCo, Inc.	646,356
655	Pernod-Ricard SA (France)	70,490
4,696	SABMiller PLC (United Kingdom)	201,164

		1,888,302

Biotechnology — 1.3%
1,553	Acorda Therapeutics, Inc.*	37,194
2,380	Alexion Pharmaceuticals, Inc.*	215,104
12,243	Biogen Idec, Inc.*	1,692,228
571	BioMarin Pharmaceutical, Inc.*	21,150
3,054	Celgene Corp.*	223,919
15,018	Gilead Sciences, Inc.*	1,008,609
4,013	Halozyme Therapeutics, Inc.*	21,229
1,077	Seattle Genetics, Inc.*	27,097
1,260	United Therapeutics Corp.*	57,544

		3,304,074

Building Materials — 0.1%
500	Ciments Francais SA (France)	30,427
56,724	Kingfisher PLC (United Kingdom)	265,005

		295,432

Building Products
625	A.O. Smith Corp.	37,981
650	Lennox International, Inc.	32,533

		70,514

Capital Goods
1,466	Harsco Corp.	29,305

Capital Markets — 0.3%
2,600	Goldman Sachs Group, Inc. (The)	318,214
1,487	Raymond James Financial, Inc.	56,714
7,300	State Street Corp.	325,361

		700,289

Chemicals — 2.0%
2,730	Airgas, Inc.	242,888
900	Arkema SA (France)	82,054
1,600	BASF SE (Germany)	132,580
1,600	Bayer AG (Germany)	139,341
1,100	CF Industries Holdings, Inc.	225,709
1,180	Georgia Gulf Corp.	41,760
2,878	Huntsman Corp.	43,285
2,500	Koninklijke DSM NV (Netherlands)	128,367
975	Kraton Performance Polymers, Inc.*	21,275
1,100	Lanxess AG (Germany)	90,863
10,214	LyondellBasell Industries NV (Class A Stock) (Netherlands)	545,325
12,967	Monsanto Co.	1,116,070
6,000	Nippon Shokubai Co. Ltd. (Japan)	58,850
5,735	Potash Corp. of Saskatchewan, Inc. (Canada)	231,522
2,200	PPG Industries, Inc.	257,576
9,263	Praxair, Inc.	983,823
1,280	Quaker Chemical Corp.	67,827
800	Scotts Miracle-Gro Co. (The) (Class A Stock)	34,248
520	Syngenta AG (Switzerland)	203,131
19,000	Toagosei Co. Ltd. (Japan)	77,352

425	TPC Group, Inc.*	19,117
1,115	Valspar Corp. (The)	62,473

		4,805,436

Clothing & Apparel — 0.5%
9,583	NIKE, Inc. (Class B Stock)	875,694
1,642	Steven Madden Ltd.*	70,475
1,102	VF Corp.	172,441

		1,118,610

Commercial Banks — 2.6%
4,500	Allied Irish Banks PLC (Ireland)*	297
4,800	Alpha Bank A.E. (Greece)*	11,199
35,000	Aozora Bank Ltd. (Japan)	98,647
3,125	Associated Banc-Corp.	40,281
8,300	Banco Espirito Santo SA (Portugal)*	8,068
14,000	Banco Santander SA (Spain)	105,047
53,400	Barclays PLC (United Kingdom)	196,048
5,000	Chiba Bank Ltd. (The) (Japan)	29,187
16,585	CIT Group, Inc.*	617,294
16,000	Fifth Third Bancorp	232,480
3,186	FirstMerit Corp.	44,158
9,000	PNC Financial Services Group, Inc.	523,710
925	Prosperity Bancshares, Inc.	38,721
23,600	Regions Financial Corp.	153,872
5,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	177,567
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	40,652
6,400	Swedbank AB (Class A Stock) (Sweden)	118,681
1,789	Trustmark Corp.	41,988
40,679	U.S. Bancorp	1,350,950
824	UMB Financial Corp.	36,693
1,327	United Bankshares, Inc.	31,622
1,750	Webster Financial Corp.	38,500
69,333	Wells Fargo & Co.	2,335,829

		6,271,491

Commercial Services — 0.1%
2,250	KAR Auction Services, Inc.*	45,000
6,900	Nichii Gakkan Co. (Japan)	62,837
1,941	PAREXEL International Corp.*	59,570

		167,407

Commercial Services & Supplies — 1.1%
1,950	Corrections Corp. of America	65,617
2,550	FleetCor Technologies, Inc.*	120,895
2,644	GEO Group, Inc. (The)	73,292
991	MasterCard, Inc. (Class A Stock)	456,782
1,075	McGrath RentCorp	28,230
958	Sotheby’s	29,823
5,340	Verisk Analytics, Inc. (Class A Stock)*	272,340
12,132	Visa, Inc. (Class A Stock)	1,683,436
1,786	Waste Connections, Inc.	58,634

		2,789,049

Communications Equipment — 0.2%
3,228	Arris Group, Inc.*	44,353
23,400	Cisco Systems, Inc.	401,076

		445,429

Computer Hardware — 1.7%
7,145	Apple, Inc.	4,251,989

Computer Services & Software — 1.3%
8,175	Accenture PLC (Class A Stock) (Ireland)	551,077
1,170	Autodesk, Inc.*	37,253
25,750	Electronic Arts, Inc.*	318,012
37,206	EMC Corp.*	908,570
2,831	Fortinet, Inc.*	54,836
1,135	Fusion-io, Inc.*	26,786
929	Global Payments, Inc.	39,715
5,727	Micro Focus International PLC (United Kingdom)	53,052
1,778	Opnet Technologies, Inc.	75,441
2,581	QLIK Technologies, Inc.*	47,516
2,486	Riverbed Technology, Inc.*	45,916
1,221	salesforce.com, Inc.*	178,242
4,154	SAP AG (Germany)	302,591
6,700	Tieto Oyj (Finland)	128,525
6,262	VMware, Inc. (Class A Stock)*	530,830

		3,298,362

Computers & Peripherals — 0.4%
5,619	Cognizant Technology Solutions Corp. (Class A Stock)*	374,506
45,800	Hewlett-Packard Co.	634,330

		1,008,836

Construction & Engineering — 0.2%
1,750	Fluor Corp.	97,738
7,400	Kyowa Exeo Corp. (Japan)	77,587
1,550	MasTec, Inc.*	34,968
4,300	NCC AB (Class B Stock) (Sweden)	80,452
1,299	Northwest Pipe Co.*	29,851
1,235	Texas Industries, Inc.*	53,266
834	URS Corp.	27,922

		401,784

Consumer Finance — 0.4%
12,095	American Express Co.	676,957
4,500	Capital One Financial Corp.	270,765
2,139	Cash America International, Inc.	83,614
975	First Cash Financial Services, Inc.*	43,543

		1,074,879

Consumer Products & Services — 0.5%
9,270	Estee Lauder Cos., Inc. (The) (Class A Stock)	571,217
155,400	Pacific Brands Ltd. (Australia)	100,015
5,857	Reckitt Benckiser Group PLC (United Kingdom)	354,443
2,018	Vitamin Shoppe, Inc.*	115,510

		1,141,185

Containers & Packaging
1,175	Packaging Corp. of America	41,442
1,300	Silgan Holdings, Inc.	56,303

		97,745

Cosmetics & Toiletries — 0.1%
7,000	Natura Cosmeticos SA (Brazil)	186,628

Distribution/Wholesale — 0.5%
3,240	LKQ Corp.*	67,684
4,400	Mitsui & Co. Ltd. (Japan)	62,007
9,800	Sumitomo Corp. (Japan)	133,564
5,300	Toyota Tsusho Corp. (Japan)	115,653
3,928	W.W. Grainger, Inc.	791,138

		1,170,046

Diversified Consumer Services — 0.1%
17,300	H&R Block, Inc.	306,210

Diversified Financial Services — 1.3%
56,659	Bank of America Corp.	528,062
20,150	BM&FBOVESPA SA (Brazil)	128,973
22,900	Challenger Ltd. (Australia)	76,782
19,016	Citigroup, Inc.	711,008
2,000	Fuyo General Lease Co. Ltd. (Japan)	55,969
22,100	Intermediate Capital Group PLC (United Kingdom)	108,847
35,700	JPMorgan Chase & Co.	1,487,976
1,300	LPL Financial Holdings, Inc.	37,960
11,400	Tullett Prebon PLC (United Kingdom)	50,260

		3,185,837

Diversified Manufacturing Operations — 0.2%
12,000	Cookson Group PLC (United Kingdom)	112,802
3,100	Siemens AG (Germany)	311,559

		424,361

Diversified Operations — 0.2%
2,831	LVMH Moet Hennessy Louis Vuitton SA (France)	460,140

Diversified Telecommunication Services — 0.3%
17,100	AT&T, Inc.	591,489
9,800	Koninklijke KPN NV (Netherlands)	61,872

		653,361

Electric Utilities — 0.7%
9,600	American Electric Power Co., Inc.	426,624
5,700	Edison International	267,558
35,400	Enel SpA (Italy)	133,062
15,100	Exelon Corp.	540,278
12,000	PPL Corp.	354,960

		1,722,482

Electronic Components — 0.2%
1,880	AMETEK, Inc.	66,834
1,083	Fanuc Corp. (Japan)	172,428
1,859	FLIR Systems, Inc.	36,121
1,210	General Cable Corp.*	34,521
2,750	InvenSense, Inc.*	30,800
986	Itron, Inc.*	40,485
1,027	Littelfuse, Inc.	55,047
10,000	Nippon Electric Glass Co. Ltd. (Japan)	50,858
566	Woodward, Inc.	18,961

		506,055

Electronic Equipment & Instruments — 0.4%
1,294	Coherent, Inc.*	59,071
35,100	Corning, Inc.	412,425
1,493	EnerSys*	51,478
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	83,277
500	ScanSource, Inc.*	14,625
6,750	TE Connectivity Ltd. (Switzerland)	217,215
678	Universal Display Corp.*	22,225

		860,316

Energy Equipment & Services — 0.7%
3,090	Cameron International Corp.*	156,478
558	Core Laboratories NV (Netherlands)	57,842
3,400	Diamond Offshore Drilling, Inc.	235,416
469	Dril-Quip, Inc.*	32,483
3,800	Ensco PLC (Class A Stock) (United Kingdom)	219,716
28,395	Halliburton Co.	916,874
2,681	Lufkin Industries, Inc.	134,077
550	Oil States International, Inc.*	40,205
3,650	Precision Drilling Corp. (Canada)*	26,280

		1,819,371

Entertainment & Leisure — 0.3%
1,900	Carnival Corp. (Panama)	71,972
6,746	Carnival PLC (United Kingdom)	268,242
7,274	Hennes & Mauritz AB (Class B Stock) (Sweden)	246,199
200	International Speedway Corp. (Class A Stock)	5,100
1,236	Life Time Fitness, Inc.*	55,484
2,505	Pinnacle Entertainment, Inc.*	31,964
1,300	Sankyo Co. Ltd. (Japan)	58,869
5,612	SHFL Entertainment, Inc.*	79,297
36,200	Thomas Cook Group PLC (United Kingdom)*	11,976

		829,103

Equipment Services
19,200	Downer EDI Ltd. (Australia)*	71,551

Financial - Bank & Trust — 0.8%
2,291	Astoria Financial Corp.	22,979
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	83,433
6,300	Bank of Queensland Ltd. (Australia)	49,571
1,600	BNP Paribas (France)	80,485
74,341	China Merchants Bank Co. Ltd. (Class H Stock) (China)	138,897
11,400	Credit Agricole SA (France)*	85,819
5,400	Credit Suisse Group AG (Switzerland)*	125,186
3,100	Danske Bank A/S (Denmark)*	48,477
6,150	Deutsche Bank AG (Germany)	278,755
5,860	Dexia SA (Belgium)*	1,367
7,700	DnB ASA (Norway)	96,160
99,207	Mitsubishi UFJ Financial Group, Inc. (Japan)	448,625
8,100	National Australia Bank Ltd. (Australia)	216,849
1,675	Societe Generale SA (France)*	53,245
2,200	Svenska Handelsbanken AB (Class A Stock) (Sweden)	75,358
9,300	UBS AG (Switzerland)*	139,405
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	29,808

		1,974,419

Financial Services — 0.6%
1,931	Affiliated Managers Group, Inc.*	244,271
3,996	BlackRock, Inc.	757,961
1,268	Eaton Vance Corp.	35,681
14,891	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	245,748
340,429	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	225,341
2,407	Jefferies Group, Inc.	34,276
7,400	Permanent TSB Group Holdings PLC (Ireland)*	240

		1,543,518

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	71,318

Food & Staples Retailing — 0.7%
14,800	CVS Caremark Corp.	686,720
20,700	Kroger Co. (The)	522,054
73,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	215,985
5,003	Wal-Mart Stores, Inc.	375,325

		1,800,084

Food Products — 0.3%
17,700	ConAgra Foods, Inc.	492,768
1,033	Kraft Foods Group, Inc.*	46,981
8,110	Mondelez International, Inc. (Class A Stock)	215,239

		754,988

Foods — 0.9%
1,574	Danone (France)	96,753
2,500	Delhaize Group (Belgium)	95,574
1,214	Fresh Market, Inc. (The)*	68,846
2,200	General Mills, Inc.	88,176
33,900	J. Sainsbury PLC (United Kingdom)	193,989
13,600	Koninklijke Ahold NV (Netherlands)	173,155
47,300	Metcash Ltd. (Australia)	179,706
2,900	Metro AG (Germany)	83,540
4,515	Nestle SA (Switzerland)	286,521
20,000	Nichirei Corp. (Japan)	110,234
1,300	Nutreco NV (Netherlands)	97,308
36,100	Parmalat SpA (Italy)	81,790
1,100	Post Holdings, Inc.*	34,705
63,053	Tesco PLC (United Kingdom)	325,456
1,530	WhiteWave Foods Co. (Class A Stock)	25,199
42,100	WM Morrison Supermarkets PLC (United Kingdom)	182,010

		2,122,962

Gas Utilities
1,200	Atmos Energy Corp.	43,164

Hand/Machine Tools — 0.1%
2,940	Stanley Black & Decker, Inc.	203,742

Healthcare Equipment & Supplies — 0.5%
10,018	Covidien PLC (Ireland)	550,489
5,900	Medtronic, Inc.	245,322
1,935	Sirona Dental Systems, Inc.*	110,798
725	Teleflex, Inc.	49,264
1,299	Thoratec Corp.*	46,374
275	West Pharmaceutical Services, Inc.	14,814
2,800	Zimmer Holdings, Inc.	179,788

		1,196,849

Healthcare Products — 0.2%
2,086	Arthrocare Corp.*	62,747
1,028	Cantel Medical Corp.	26,738
268	HeartWare International, Inc.*	22,507
775	Intuitive Surgical, Inc.*	420,220
1,543	PSS World Medical, Inc.*	44,161

		576,373

Healthcare Providers & Services — 0.2%
1,339	Amedisys, Inc.*	14,783
1,680	Centene Corp.*	63,806
10,300	CIGNA Corp.	525,300

		603,889

Healthcare Services — 0.6%
21,030	Aetna, Inc.	919,011
414	Air Methods Corp.*	45,387

1,071	AMERIGROUP Corp.*	97,825
704	Covance, Inc.*	34,292
1,256	Healthways, Inc.*	12,221
725	LifePoint Hospitals, Inc.*	25,621
690	MEDNAX, Inc.*	47,596
3,000	WellPoint, Inc.	183,840

		1,365,793

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	15,188

Holding Companies - Diversified — 0.1%
116,000	First Pacific Co. Ltd. (Bermuda)	129,171

Home Builders
525	Ryland Group, Inc. (The)	17,782

Hotels, Restaurants & Leisure — 1.2%
1,640	Bally Technologies, Inc.*	81,869
1,254	BJ’s Restaurants, Inc.*	41,445
900	Choice Hotels International, Inc.	28,161
6,160	Las Vegas Sands Corp.	286,070
6,677	McDonald’s Corp.	579,564
3,413	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	40,034
16,956	Starwood Hotels & Resorts Worldwide, Inc.	879,169
8,959	Wynn Resorts Ltd.	1,084,576

		3,020,888

Household Durables — 0.1%
5,800	Alpine Electronics, Inc. (Japan)	50,350
375	Harman International Industries, Inc.	15,724
1,022	Helen of Troy Ltd. (Bermuda)*	30,885
2,228	Universal Electronics, Inc.*	38,232

		135,191

Household Products — 0.2%
5,500	Kimberly-Clark Corp.	458,975
575	WD-40 Co.	27,519

		486,494

Independent Power Producers & Energy Traders — 0.1%
4,400	Drax Group PLC (United Kingdom)	39,870
13,000	NRG Energy, Inc.	280,280

		320,150

Industrial Conglomerates — 0.3%
31,700	General Electric Co.	667,602
2,503	McDermott International, Inc. (Panama)*	26,807

		694,409

Insurance — 3.0%
910	ACE Ltd. (Switzerland)	71,571
21,700	Aegon NV (Netherlands)	121,168
27,078	AIA Group Ltd. (Hong Kong)	107,263
3,128	Allianz SE (Germany)	387,838
29,500	Allstate Corp. (The)	1,179,410
1,375	American Equity Investment Life Holding Co.	15,826
20,600	American International Group, Inc.*	719,558
13,000	Aviva PLC (United Kingdom)	69,524
4,600	AXA SA (France)	73,127
1,300	Baloise Holding AG (Switzerland)	108,601
25,400	Beazley PLC (United Kingdom)	71,773
4,275	CNO Financial Group, Inc.	40,955
53	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	61,080
1,212	HCC Insurance Holdings, Inc.	43,196
12,300	ING Groep NV, CVA (Netherlands)*	108,664
61,400	Legal & General Group PLC (United Kingdom)	132,774
23,445	Marsh & McLennan Cos., Inc.	797,833
40,673	MetLife, Inc.	1,443,485
700	Muenchener Rueckversicherungs AG (Germany)	112,505
44,537	Old Mutual PLC (United Kingdom)	123,620
1,606	Protective Life Corp.	43,844
836	Reinsurance Group of America, Inc.	44,241
3,300	SCOR SE (France)	88,069
880	State Auto Financial Corp.	14,203
1,300	Swiss Life Holding AG (Switzerland)*	163,599
3,200	Swiss Re Ltd. (Switzerland)*	221,110
1,650	Tower Group, Inc.	29,733
3,500	Travelers Cos., Inc. (The)	248,290
954	United Fire Group, Inc.	22,677
21,500	Unum Group	436,020
1,698	Validus Holdings Ltd. (Bermuda)	60,788
3,400	XL Group PLC (Ireland)	84,116
600	Zurich Insurance Group AG (Switzerland)*	147,858

		7,394,319

Internet — 0.3%
1,954	Equinix, Inc.*	352,521
1,090	Rackspace Hosting, Inc.*	69,422
786	Sapient Corp.*	8,080
4,308	Tencent Holdings Ltd. (Cayman Islands)	152,308
1,904	Trulia, Inc.*	42,935
3,800	Yandex NV (Class A Stock) (Netherlands)*	88,464

		713,730

Internet Services — 1.3%
1,674	Amazon.com, Inc.*	389,741
1,600	Digital River, Inc.*	22,944
14,060	eBay, Inc.*	678,957
1,652	Google, Inc. (Class A Stock)*	1,122,980
1,612	priceline.com, Inc.*	924,917

		3,139,539

Internet Software & Services — 0.5%
4,828	Baidu, Inc., ADR (Cayman Islands)*	514,761
4,337	LinkedIn Corp. (Class A Stock)*	463,755
5,860	Oracle Corp.	181,953
780	VeriSign, Inc.*	28,915

		1,189,384

Investment Companies — 0.2%
645,000	Hutchison Port Holdings Trust (Singapore)	503,100
2,293	KKR Financial Holdings LLC	23,412

		526,512

IT Services
1,700	Broadridge Financial Solutions, Inc.	39,015

Leisure Equipment & Products — 0.2%
6,500	Mattel, Inc.	239,070
1,889	Polaris Industries, Inc.	159,621

		398,691

Life Sciences Tools & Services — 0.5%
20,007	Thermo Fisher Scientific, Inc.	1,221,627

Machinery — 1.1%
1,500	Actuant Corp. (Class A Stock)	42,360
28,000	BlueScope Steel Ltd. (Australia)*	13,806
2,800	Cummins, Inc.	262,024
5,350	Deere & Co.	457,104
948	Franklin Electric Co., Inc.	54,927
16,690	Ingersoll-Rand PLC (Ireland)	784,931
10,670	Komatsu Ltd. (Japan)	223,478
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	52,912
6,500	PACCAR, Inc.	281,905
2,900	Parker Hannifin Corp.	228,114
958	Regal-Beloit Corp.	62,442
1,800	Rheinmetall AG (Germany)	85,892
854	Snap-on, Inc.	66,040
2,186	Terex Corp.*	49,294
234	Twin Disc, Inc.	3,547
325	Valmont Industries, Inc.	43,908

		2,712,684

Manufacturing — 0.7%
1,036	Colfax Corp.*	35,628
29,641	Danaher Corp.	1,533,329
1,360	Polypore International, Inc.*	47,981

		1,616,938

Media — 2.3%
33,449	CBS Corp. (Class B Stock)	1,083,748
39,992	Comcast Corp. (Special Class A Stock)	1,457,308

3,790	Discovery Communications, Inc. (Class A Stock)*	223,686
16,900	Interpublic Group of Cos., Inc. (The)	170,690
10,824	Liberty Global, Inc. (Class A Stock)*	649,765
17,260	News Corp. (Class A Stock)	412,859
8,726	Pearson PLC (United Kingdom)	175,317
1,810	Time Warner Cable, Inc.	179,389
10,200	Time Warner, Inc.	443,190
5,650	Viacom, Inc. (Class B Stock)	289,675
9,100	Vivendi (France)	186,183
4,820	Walt Disney Co. (The)	236,517
525	Wiley, (John) & Sons, Inc. (Class A Stock)	22,775

		5,531,102

Medical Supplies & Equipment — 0.2%
1,707	Cooper Cos., Inc. (The)	163,838
3,700	Fresenius Medical Care AG & Co. KGaA (Germany)	259,880

		423,718

Metals & Mining — 1.1%
1,418	AMCOL International Corp.	44,780
88,700	Arrium Ltd. (Australia)	72,279
17,200	Bodycote PLC (United Kingdom)	104,726
5,100	Boliden AB (Sweden)	89,115
12,500	Freeport-McMoRan Copper & Gold, Inc.	486,000
1,500	Globe Specialty Metals, Inc.	22,545
2,837	Joy Global, Inc.	177,171
33,800	Mincor Resources NL (Australia)	41,928
7,021	Precision Castparts Corp.	1,215,125
500	Reliance Steel & Aluminum Co.	27,170
3,500	Rio Tinto Ltd. (Australia)	206,874
2,188	RTI International Metals, Inc.*	49,865
3,300	Teck Resources Ltd. (Class B Stock) (Canada)	104,741
1,115	Timken Co.	44,031
3,876	Titanium Metals Corp.	45,388

		2,731,738

Multi-Line Retail — 0.5%
13,300	J.C. Penney Co., Inc.	319,333
13,670	Kohl’s Corp.	728,338
6,300	Macy’s, Inc.	239,841

		1,287,512

Multi-Utilities — 0.2%
14,100	Public Service Enterprise Group, Inc.	451,764
2,400	RWE AG (Germany)	109,669

		561,433

Office Electronics — 0.2%
61,800	Xerox Corp.	397,992

Oil, Gas & Consumable Fuels — 4.9%
2,350	Air Liquide SA (France)	277,180
1,700	Anadarko Petroleum Corp.	116,977
5,200	Apache Corp.	430,300
13,808	BG Group PLC (United Kingdom)	255,696
49,400	BP PLC (United Kingdom)	353,398
3,890	Cabot Oil & Gas Corp.	182,752
4,138	Cenovus Energy, Inc. (Canada)	145,964
12,400	Chesapeake Energy Corp.	251,224
6,300	Chevron Corp.	694,323
150,954	CNOOC Ltd. (Hong Kong)	313,593
7,300	ConocoPhillips	422,305
3,000	Dresser-Rand Group, Inc.*	154,590
10,700	ENI SpA (Italy)	245,615
1,970	EOG Resources, Inc.	229,485
1,050	EQT Corp.	63,662
2,700	FMC Technologies, Inc.*	110,430
1,646	Geospace Technologies Corp.*	106,546
1,282	Gulfport Energy Corp.*	42,537
12,980	JX Holdings, Inc. (Japan)	69,103
23,900	Marathon Oil Corp.	718,434
5,100	Murphy Oil Corp.	306,000
27,794	National Oilwell Varco, Inc.	2,048,418
3,000	Newpark Resources, Inc.*	20,370
1,210	Noble Corp. (Switzerland)	45,665
1,870	Noble Energy, Inc.	177,669
4,217	Oasis Petroleum, Inc.*	123,853
1,343	Ocean Rig UDW, Inc. (Marshall Islands)*	21,313
4,300	OMV AG (Austria)	157,170
1,301	ONEOK, Inc.	61,537
12,300	Phillips 66	580,068
1,473	Pioneer Natural Resources Co.	155,622
7,500	Repsol SA (Spain)	149,899
15,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	537,312
7,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	529,725
3,300	Royal Dutch Shell PLC, ADR (United Kingdom)	225,984
5,827	Schlumberger Ltd. (Netherlands)	405,151
985	South Jersey Industries, Inc.	49,831
5,400	Statoil ASA (Norway)	133,454
1,689	Swift Energy Co.*	28,223
1,490	Thermon Group Holdings, Inc.*	37,012
6,000	Total SA (France)	301,898
13,900	Total SA, ADR (France)	700,560
1,071	WGL Holdings, Inc.	42,594

		12,023,442

Paper & Forest Products — 0.2%
13,200	International Paper Co.	472,956
11,800	Mondi PLC (United Kingdom)	129,869

		602,825

Pharmaceuticals — 4.8%
25,680	Abbott Laboratories	1,682,554
2,333	Allergan, Inc.	209,783
2,800	Amgen, Inc.	242,326
6,400	AstraZeneca PLC (United Kingdom)	297,190

2,600	AstraZeneca PLC, ADR (United Kingdom)	120,640
15,964	Bristol-Myers Squibb Co.	530,803
5,138	Catamaran Corp. (Canada)*	242,308
7,100	Eli Lilly & Co.	345,273
21,075	Endo Heath Solutions, Inc.*	604,010
28,665	Express Scripts Holding Co.*	1,764,044
2,900	GlaxoSmithKline PLC (United Kingdom)	64,887
2,200	H. Lundbeck A/S (Denmark)	38,302
14,600	Johnson & Johnson	1,033,972
2,800	Kyorin Holdings, Inc. (Japan)	59,206
3,470	Mead Johnson Nutrition Co.	213,960
14,200	Merck & Co., Inc.	647,946
400	Merck KGaA (Germany)	51,120
1,862	Natural Grocers By Vitamin Cottage, Inc.	37,761
7,024	Novartis AG (Switzerland)	422,737
3,200	Novartis AG, ADR (Switzerland)	193,472
2,370	Novo Nordisk A/S (Class B Stock) (Denmark)	381,936
739	Onyx Pharmaceuticals, Inc.*	57,908
3,700	Otsuka Holdings Co. Ltd. (Japan)	113,971
1,753	Perrigo Co.	201,613
35,000	Pfizer, Inc.	870,450
900	Roche Holding AG (Switzerland)	173,081
1,309	Salix Pharmaceuticals Ltd.*	51,103
3,900	Sanofi (France)	342,827
5,100	Sanofi, ADR (France)	223,635
4,600	Shionogi & Co. Ltd. (Japan)	76,292
45,499	Sinopharm Group Co. Ltd. (Class H Stock) (China)	152,934
2,900	Teva Pharmaceutical Industries Ltd. (Israel)	117,832
7,113	Teva Pharmaceutical Industries Ltd., ADR (Israel)	287,508
1,650	Theravance, Inc.*	37,142

		11,890,526

Pipelines — 0.3%
24,233	Kinder Morgan, Inc.	841,127

Professional Services — 0.1%
2,045	Duff & Phelps Corp. (Class A Stock)	25,419
500	ICF International, Inc.*	9,175
3,700	Manpower, Inc.	140,378
10,532	Monster Worldwide, Inc.*	65,509
650	Towers Watson & Co. (Class A Stock)	34,912

		275,393

Real Estate — 0.1%
14,500	Lend Lease Group (Australia)	130,499
2,777	Meritage Homes Corp.*	102,694

		233,193

Real Estate Investment Trusts — 0.9%
16,605	American Tower Corp.	1,250,190
36,100	Annaly Capital Management, Inc.	582,654
1,250	Associated Estates Realty Corp.	18,737
1,375	Excel Trust, Inc.	16,913

1,851	First Potomac Realty Trust	22,045
2,400	Hersha Hospitality Trust	10,968
1,375	Highwoods Properties, Inc.	44,344
10,600	Kimco Realty Corp.	206,912
725	LaSalle Hotel Properties	17,357
3,423	Medical Properties Trust, Inc.	39,296
1,460	Redwood Trust, Inc.	22,761
3,835	Two Harbors Investment Corp.	45,752

		2,277,929

Restaurants — 0.1%
1,253	Chipotle Mexican Grill, Inc.*	318,926

Retail & Merchandising — 2.9%
5,200	Aoyama Trading Co. Ltd. (Japan)	102,723
2,736	Chico’s FAS, Inc.	50,890
3,390	Costco Wholesale Corp.	333,678
73,900	Debenhams PLC (United Kingdom)	142,751
7,369	Dick’s Sporting Goods, Inc.	368,450
14,635	Dollar General Corp.*	711,554
1,381	Francesca’s Holdings Corp.*	40,781
5,352	GNC Holdings, Inc. (Class A Stock)	206,962
2,200	K’s Holdings Corp. (Japan)	58,893
7,685	Lululemon Athletica, Inc.*	530,342
33,200	Marks & Spencer Group PLC (United Kingdom)	210,986
2,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	67,413
4,852	O’Reilly Automotive, Inc.*	415,719
5,111	Ross Stores, Inc.	311,515
980	Sally Beauty Holdings, Inc.*	23,598
3,600	Shimachu Co. Ltd. (Japan)	79,549
17,558	Starbucks Corp.	805,912
390	Swatch Group AG (The) (Switzerland)	161,394
4,797	Target Corp.	305,809
2,250	Tiffany & Co.	142,245
26,637	TJX Cos., Inc. (The)	1,108,898
12,347	Yum! Brands, Inc.	865,648

		7,045,710

Road & Rail — 0.1%
829	Landstar System, Inc.	41,989
2,800	Norfolk Southern Corp.	171,780

		213,769

Semiconductors — 0.3%
6,090	Altera Corp.	185,623
14,748	ARM Holdings PLC (United Kingdom)	158,269
4,510	Broadcom Corp. (Class A Stock)*	142,223
798	Cabot Microelectronics Corp.	23,780
1,845	Cavium, Inc.*	61,217
1,504	Checkpoint Systems, Inc.*	12,213
5,390	Linear Technology Corp.	168,491
1,550	Microsemi Corp.*	29,760
2,986	Teradyne, Inc.*	43,655

		825,231

Semiconductors & Semiconductor Equipment — 0.7%
558	Cymer, Inc.*	44,467
3,438	Entegris, Inc.*	28,192
375	Hittite Microwave Corp.*	21,240
24,900	Intel Corp.	538,462
4,000	KLA-Tencor Corp.	186,080
1,025	MKS Instruments, Inc.	24,221
160	Samsung Electronics Co. Ltd. (South Korea)	192,188
1,050	Semtech Corp.*	26,218
24,420	Texas Instruments, Inc.	685,958
1,817	Veeco Instruments, Inc.*	55,782

		1,802,808

Software — 1.3%
8,105	CA, Inc.	182,525
1,697	Cerner Corp.*	129,294
9,923	Check Point Software Technologies Ltd. (Israel)*	441,871
3,507	Citrix Systems, Inc.*	216,768
2,470	Compuware Corp.*	21,390
600	Manhattan Associates, Inc.*	36,000
3,200	MedAssets, Inc.*	56,736
68,270	Microsoft Corp.	1,948,084
3,400	Parametric Technology Corp.*	68,612
480	Red Hat, Inc.*	23,602
1,275	SS&C Technologies Holdings, Inc.*	30,638
1,585	TIBCO Software, Inc.*	39,958
1,200	Verint Systems, Inc.*	32,724

		3,228,202

Specialty Retail — 1.3%
2,921	Aaron’s, Inc.	90,054
1,818	AutoZone, Inc.*	681,750
600	DSW, Inc. (Class A Stock)	37,554
2,444	Genesco, Inc.*	140,041
575	Group 1 Automotive, Inc.	35,656
11,643	Home Depot, Inc. (The)	714,647
9,712	Limited Brands, Inc.	465,108
700	Lithia Motors, Inc. (Class A Stock)	23,940
4,100	Lowe’s Cos., Inc.	132,758
2,720	PetSmart, Inc.	180,581
19,600	Staples, Inc.	225,694
1,330	Tractor Supply Co.	127,999
5,933	Urban Outfitters, Inc.*	212,164

		3,067,946

Steel Producers/Products
3,200	Voestalpine AG (Austria)	100,788

Telecommunications — 1.6%
53,900	BT Group PLC (United Kingdom)	184,836
166,600	Cable & Wireless Communications PLC (United Kingdom)	100,793
12,405	CenturyLink, Inc.	476,104
1,192	EZchip Semiconductor Ltd. (Israel)*	36,952
818	IPG Photonics Corp.*	43,419
5,923	KDDI Corp. (Japan)	460,010
1,798	NICE Systems Ltd., ADR (Israel)*	59,873
4,500	Nippon Telegraph & Telephone Corp. (Japan)	204,904
100	NTT DoCoMo, Inc. (Japan)	146,937
28,467	QUALCOMM, Inc.	1,667,455
743	SBA Communications Corp. (Class A Stock)*	49,506
100,000	Telecom Italia SpA (Italy)	92,091
4,200	Telefonica SA (Spain)	55,309
155,030	Vodafone Group PLC (United Kingdom)	420,931

		3,999,120

Textiles, Apparel & Luxury Goods — 0.1%
11,000	Kurabo Industries Ltd. (Japan)	16,948
836	PVH Corp.	91,952
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	141,515

		250,415

Tobacco — 0.4%
6,300	Altria Group, Inc.	200,340
5,561	British American Tobacco PLC (United Kingdom)	275,461
1,340	Lorillard, Inc.	155,453
2,810	Philip Morris International, Inc.	248,854

		880,108

Trading Companies & Distributors — 0.1%
25,000	Marubeni Corp. (Japan)	161,907
1,250	United Rentals, Inc.*	50,825
750	WESCO International, Inc.*	48,660

		261,392

Transportation — 0.6%
1,426	Bristow Group, Inc.	71,186
2,403	Canadian National Railway Co. (Canada)	207,494
5,400	Deutsche Post AG (Germany)	107,052
3,225	Expeditors International of Washington, Inc.	118,067
3,600	Go-Ahead Group PLC (United Kingdom)	75,408
1,650	Kansas City Southern	132,759
2,903	Quality Distribution, Inc.*	24,966
18,000	Sankyu, Inc. (Japan)	62,683
5,186	Union Pacific Corp.	638,034

		1,437,649

Utilities
3,400	E.ON AG (Germany)	77,253

Wireless Telecommunication Services — 0.2%
20,100	Vodafone Group PLC, ADR (United Kingdom)	547,122

	TOTAL COMMON STOCKS (cost $128,362,733)	153,932,087

PREFERRED STOCKS — 0.3%
Aerospace & Defense
873,240	Rolls-Royce Holdings PLC (Class C Stock) (United Kingdom)*	1,409

Automobile Manufacturers — 0.1%
1,409	Volkswagen AG, 1.81% (Germany)	291,472

Commercial Banks — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	241,601

Financial Services — 0.1%
9,500	Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	138,510

	TOTAL PREFERRED STOCKS (cost $475,228)	672,992

UNAFFILIATED MUTUAL FUND
3,825	Ares Capital Corp. (cost $50,832)	66,784

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.4%
Aaa	EUR	1,767	Avoca CLO I BV, Series III-X, Class A (Ireland) 0.743%(a), 09/15/21	2,213,089
Aaa	GBP	600	Chester Asset Receivables Dealings PLC, Series 2004-1, Class A (United Kingdom) 0.894%(a), 04/15/16	965,673
Ca		$568	JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A4 6.13%, 07/25/36	348,399
NR	EUR	164	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	212,704
Caa3		812	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A 0.321%(a), 03/25/37	571,745
Aaa		600	Penarth Master Issuer PLC, Series 2011-1A, Class A1, 144A (United Kingdom) 0.863%(a), 05/18/15	601,109
AAA(b)		206	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A (Cayman Islands) 1.937%(a), 02/16/19	205,939
Caa3		451	Sierra Madre Funding Ltd., (Cayman Islands)(h) Series 2004-1A, Class A1A, 144A 0.599%(a), 09/07/39	315,512
Caa3		1,031	Series 2004-1A, Class ALTB, 144A 0.619%(a), 09/07/39	721,348
Aaa		1,278	SLM Student Loan Trust, Series 2008-9, Class A 1.815%(a), 04/25/23	1,333,146

Aaa	1,000	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.539%(a), 07/22/21	947,446

		TOTAL ASSET-BACKED SECURITIES (cost $8,451,888)	8,436,110

COMMERCIAL MORTGAGE-BACKED SECURITY
Aaa	97	Federal National Mortgage Assoc., Series 1998-73, Class MZ (cost $95,630) 6.30%, 10/17/38	105,100

CORPORATE BONDS — 8.1%
Automobile Manufacturers — 0.8%
A2	1,000	BMW US Capital LLC, Gtd. Notes, MTN 0.829%(a), 12/21/12	1,000,741
A3	900	Daimler Finance North America LLC, Gtd. Notes, 144A 0.972%(a), 03/28/14	903,464

			1,904,205

Commercial Banks — 2.5%
A2	400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 1.893%(a), 04/25/14	399,238
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	119,102
Baa1	400	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.485%(a), 03/18/14	393,871
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(h) 10.179%, 06/12/21	1,485,445
Aaa	1,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,133,501
Aa3	900	Export-Import Bank of Korea, Sr. Unsec’d. Notes, 144A (South Korea)(h) 1.264%(a), 07/26/13	900,954
BB+(b)	1,000	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(a), 12/29/49	1,115,890
Baa1	700	Morgan Stanley, Sr. Unsec’d. Notes 1.293%(a), 04/29/13	701,289

			6,249,290

Consumer Finance — 0.3%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	761,003

Diversified Financial Services — 2.0%
Aa3	900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,084,471
Aaa	1,000	Credit Agricole Home Loan SFH, Covered Bonds, 144A (France)(h) 1.069%(a), 07/21/14	1,001,036
Baa2	600	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 3.984%, 06/15/16	635,934
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	587,500
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	772,049
Aa2	700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	827,862
Baa1	100	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.875%, 04/25/18	120,738

			5,029,590

Financial - Bank & Trust — 0.2%
Aa3		500	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	574,189

Financial Services — 0.1%
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d., MTN(g) 6.875%, 05/02/18	115,000

Insurance — 0.3%
Baa1		500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	649,523

Metals & Mining — 0.4%
Baa1		900	Barrick North America Finance LLC, Gtd. Notes, 144A 4.40%, 05/30/21	996,295

Oil, Gas & Consumable Fuels — 0.6%
A2		400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 4.50%, 10/01/20	469,713
Baa2		1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,021,940

				1,491,653

Pharmaceuticals — 0.2%
B1		400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	425,000

Real Estate Investment Trusts — 0.5%
Baa3		1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,129,640

Utilities — 0.2%
A1		500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	520,111

			TOTAL CORPORATE BONDS (cost $18,217,104)	19,845,499

FOREIGN GOVERNMENT BONDS — 2.1%
Aaa	EUR	2,200	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	2,869,051
Aa2	CAD	200	Province of Ontario, Unsec’d. Notes (Canada) 3.15%, 06/02/22	207,479
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,324,931
NR	GBP	400	United Kingdom Gilt Inflation Linked, Bonds, TIPS (United Kingdom) 0.125%, 03/22/24	686,927

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,614,800)	5,088,388

MUNICIPAL BONDS — 2.1%
California — 0.9%
Aa3	500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	592,370
A1	400	State of California, General Obligation Unlimited 5.00%, 06/01/37	433,832
A1	800	5.00%, 11/01/37	873,392
A1	200	5.00%, 12/01/37	218,626

			2,118,220

Illinois — 0.9%
Aa3	1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,332,496
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	969,088

			2,301,584

Texas — 0.3%
A1	800	Dallas Fort Worth International Airport, Revenue Bonds 5.00%, 11/01/35	874,928

		TOTAL MUNICIPAL BONDS (cost $4,651,263)	5,294,732

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
NR	26	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	25,396
B2	146	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.916%(a), 05/25/35	140,035
Caa3	1,184	Series 2006-2, Class 21A1 3.061%(a), 03/25/36	722,483
Ca	391	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B 0.401%(a), 09/25/46	255,410
Aaa	16	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	18,453
Aaa	3	Series 2266, Class F 0.664%(a), 11/15/30	2,563
Aaa	5	Federal National Mortgage Assoc. Series 2000-32, Class FM 0.663%(a), 10/18/30	4,957
Aaa	397	Series 2006-5, Class 3A2 2.693%(a), 05/25/35	420,307
Aaa	82	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.548%(a), 07/25/44	83,192
Aaa	15	Government National Mortgage Assoc., Series 2000-9, Class FH 0.714%(a), 02/16/30	14,923

Aaa	GBP	377	Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom) 1.011%(a), 09/20/44	599,472
AAA(b)		198	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.66%(a), 09/25/35	199,066
CC(b)		416	Series 2005-AR7, Class 4A1 3.043%(a), 11/25/35	356,163
Caa3		457	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.392%(a), 07/19/46	257,366
C		352	Series 2006-12, Class 2A2B 0.462%(a), 01/19/38	112,337
C		381	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.401%(a), 04/25/37	144,639
D(b)		1,319	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 5.312%(a), 03/25/36	986,364
CC(b)		358	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 5.092%(a), 02/25/37	286,803
CCC(b)		404	Series 2007-OA3, Class 2A1A 0.914%(a), 04/25/47	331,256

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,976,544)	4,961,185

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
		77	Federal Home Loan Mortgage Corp. 2.539%(a), 09/01/35	82,865
		2,000	4.00%, TBA	2,133,516
		32	5.50%, 12/01/36	34,699
		55	6.00%, 04/01/16-07/01/17	58,853
		124	Federal National Mortgage Assoc. 1.348%(a), 06/01/43	125,541
		79	2.283%(a), 12/01/34	82,725
		5,000	2.50%, TBA	5,232,812
		3,000	3.50%, 10/01/25-09/01/26	3,185,266
		33	3.91%(a), 05/01/36	35,236
		1,000	4.00%, TBA	1,070,000
		957	4.50%, 07/01/20-04/01/39	1,041,530
		1,000	4.50%, TBA	1,078,750
		43	4.628%(a), 09/01/34	46,116
		929	5.00%, 06/01/33	1,020,251
		144	5.50%, 06/01/36	158,005
		632	6.00%, 09/01/37	701,122
		15	Government National Mortgage Assoc. 1.625%, 09/20/22-11/20/29	15,608
		4,000	3.00%, TBA	4,253,438
		1,000	3.00%, TBA	1,060,859
		1,000	3.50%, TBA	1,088,281
		22	4.50%, 08/15/33	24,046
		5	8.50%, 05/20/30-04/20/31	5,255

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $22,458,598)	22,534,774

U.S. TREASURY OBLIGATIONS — 7.3%
		2,000	U.S. Treasury Bonds 1.75%, 05/15/22	2,019,688

1,300	3.75%, 08/15/41	1,548,422
400	4.375%, 05/15/41	528,000
100	7.50%, 11/15/24	160,406
1,600	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	1,780,958
1,700	1.125%, 01/15/21(c)	2,116,853
100	2.125%, 02/15/40	158,521
5,800	U.S. Treasury Notes 2.00%, 11/15/21-02/15/22	6,021,547
400	2.625%, 11/15/20	439,375
2,900	3.125%, 05/15/21-11/15/41	3,183,391

	TOTAL U.S. TREASURY OBLIGATIONS (cost $17,140,131)	17,957,161

	TOTAL LONG-TERM INVESTMENTS (cost $209,494,751)	238,894,812

SHORT-TERM INVESTMENTS — 9.2%
U.S. TREASURY OBLIGATIONS(e) — 3.5%
365	U.S. Treasury Bills 0.14%, 02/21/13(i)	364,867
6,735	0.18%, 10/17/13	6,723,726
1,600	0.19%, 08/22/13	1,597,846

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,685,931)	8,686,439

REPURCHASE AGREEMENT(d) — 0.5%
1,300	JPMorgan Securities LLC, 0.45%, dated 10/31/12, due 11/01/12 in the amount of $1,300,016 (cost $1,300,000)	1,300,000

Notional Amount (000)#		Counterparty
OPTIONS PURCHASED*(k)
Put Options
400	Currency Option USD vs CAD, expiring 05/16/13 @ FX Rate 6.51 (costs $2,070)	JPMorgan Chase	487

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.5%
11,000,212	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,000,212)(f)		11,000,212

Principal Amount (000)#
CERTIFICATES OF DEPOSIT(e) — 0.7%
$900	Banco do Brasil SA 1.97%, 06/28/13		897,283

800	Ford Motor Credit Co. LLC 1.00%, 01/22/13		798,150

	TOTAL CERTIFICATES OF DEPOSIT (cost $1,686,127)		1,695,433

	TOTAL SHORT-TERM INVESTMENTS (cost $22,674,340)		22,682,571

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 106.2% (cost $232,169,091)(l)		261,577,383

Notional Amount (000)#
OPTIONS WRITTEN*(j)
Call Options
	Interest Rate Swap Options,
300	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(7,196)
4,200	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(100,746)

			(107,942)

Put Options
	Interest Rate Swap Options,
300	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(437)
4,200	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(6,113)

			(6,550)

	TOTAL OPTIONS WRITTEN (premium received $139,485)		(114,492)

Principal Amount (000)#
SECURITIES SOLD SHORT — (0.9)%
U.S. GOVERNMENT AGENCY OBLIGATION
	Federal National Mortgage Assoc.
1,000	5.00%, TBA		(1,090,938)
1,000	6.00%, TBA		(1,108,281)

	TOTAL SECURITIES SOLD SHORT (proceeds received $2,195,156)		(2,199,219)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 105.3% (cost $229,834,450)		259,263,672
	LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (5.3)%		(13,004,251)

	NET ASSETS — 100%		$246,259,421

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collaterlized Debt Obligation

CLO	Collateralized Loan Obligations
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar
USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of October 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Repurchase agreement is collateralized by U.S. Treasury Bond, (coupon rate 4.5%, maturity date 05/15/38), with the aggregate value, including accrued interest of $1,333,311.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31, 2012.
(k)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of October 31, 2012.
(l)	The United States federal income tax basis of the Schedule of Investments was $238,383,915; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,193,468 (gross unrealized appreciation $30,166,077; gross unrealized depreciation $6,972,609). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Depreciation(1)
	Short Positions:
19	5 Year U.S. Treasury Notes	Dec. 2012	$2,347,539	$2,360,750	$(13,211)
2	Euro-OAT	Dec. 2012	346,330	348,948	(2,618)

					$(15,829)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2012.

Forward foreign currency exchange contracts outstanding at October 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 12/04/12	Hong Kong & Shanghai Bank	BRL	2,789	$1,361,721	$1,366,606	$4,885
British Pound, Expiring 11/02/12	Goldman Sachs & Co.	GBP	1,707	2,738,337	2,754,672	16,335
Canadian Dollar, Expiring 12/20/12	Deutsche Bank	CAD	30	30,752	30,005	(747)
Chinese Yuan, Expiring 02/01/13	Barclays Capital Group	CNY	18,066	2,865,398	2,870,759	5,361
Expiring 02/01/13	Deutsche Bank	CNY	456	72,526	72,523	(3)
Expiring 02/01/13	Deutsche Bank	CNY	40	6,279	6,323	44
Expiring 02/01/13	Goldman Sachs & Co.	CNY	1,060	169,000	168,457	(543)
Expiring 02/01/13	JPMorgan Chase	CNY	1,129	177,235	179,439	2,204
Expiring 02/01/13	JPMorgan Chase	CNY	1,064	169,441	169,058	(383)
Expiring 08/05/13	UBS Securities	CNY	1,035	163,860	162,652	(1,208)
Euro, Expiring 11/08/12	State Street Bank	EUR	288	378,975	373,835	(5,140)
Expiring 11/08/12	State Street Bank	EUR	223	281,703	289,191	7,488
Expiring 12/17/12	BNP Paribas	EUR	42	54,067	54,464	397
Expiring 12/17/12	Citigroup Global Markets	EUR	149	193,853	193,219	(634)
Expiring 10/11/13	JPMorgan Chase	EUR	1,620	2,108,430	2,107,021	(1,409)
Mexican Peso, Expiring 12/03/12	Barclays Capital Group	MXN	231	17,708	17,557	(151)
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	116	8,653	8,834	181
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	11,694	863,579	890,055	26,476
Expiring 12/03/12	Morgan Stanley	MXN	1,294	97,756	98,502	746
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	231	17,470	17,337	(133)
Expiring 04/03/13	JPMorgan Chase	MXN	13,104	1,002,634	984,892	(17,742)
New Taiwanese Dollar, Expiring 11/30/12	Barclays Capital Group	TWD	21,560	731,602	737,988	6,386
Norwegian Krone, Expiring 11/21/12	Deutsche Bank	NOK	2,524	429,814	442,364	12,550

				$13,940,793	$13,995,753	$54,960

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 11/21/12	Citigroup Global Markets	AUD	1,247	$1,270,786	$1,292,229	$(21,443)
Brazilian Real, Expiring 12/04/12	UBS Securities	BRL	2,789	1,347,379	1,366,606	(19,227)
Expiring 02/04/13	Hong Kong & Shanghai Bank	BRL	2,789	1,350,904	1,355,020	(4,116)
British Pound, Expiring 11/02/12	Hong Kong & Shanghai Bank	GBP	1,281	2,073,939	2,067,214	6,725
Expiring 11/02/12	JPMorgan Chase	GBP	426	686,284	687,457	(1,173)
Expiring 12/04/12	Goldman Sachs & Co.	GBP	1,707	2,738,028	2,754,351	(16,323)
Canadian Dollar, Expiring 12/20/12	Barclays Capital Group	CAD	206	210,730	206,033	4,697
Chinese Yuan, Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	15,236	2,395,569	2,420,988	(25,419)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	800	125,000	127,041	(2,041)
Expiring 02/01/13	UBS Securities	CNY	5,603	877,000	890,347	(13,347)
Euro, Expiring 11/08/12	State Street Bank	EUR	734	961,733	951,568	10,165
Expiring 12/17/12	Citigroup Global Markets	EUR	704	901,919	912,926	(11,007)
Expiring 12/17/12	Hong Kong & Shanghai Bank	EUR	700	882,476	907,739	(25,263)
Expiring 12/17/12	UBS Securities	EUR	1,408	1,801,149	1,825,852	(24,703)
Expiring 09/13/13	JPMorgan Chase	EUR	2,200	2,731,520	2,860,553	(129,033)
Expiring 10/11/13	JPMorgan Chase	EUR	1,512	1,865,128	1,966,553	(101,425)
Expiring 10/11/13	JPMorgan Chase	EUR	108	130,996	140,468	(9,472)
Japanese Yen, Expiring 12/10/12	Barclays Capital Group	JPY	10,476	133,705	131,280	2,425

Mexican Peso, Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	231	17,697	17,557	140
Expiring 12/03/12	JPMorgan Chase	MXN	13,104	1,014,589	997,391	17,198
New Taiwanese Dollar, Expiring 11/30/12	Citigroup Global Markets	TWD	6,616	222,000	226,445	(4,445)
Expiring 11/30/12	UBS Securities	TWD	10,158	341,000	347,712	(6,712)
Expiring 11/30/12	UBS Securities	TWD	4,771	160,000	163,313	(3,313)

				$24,239,531	$24,616,643	$(377,112)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2012.

Interest rate swap agreements outstanding at October 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
	Over-the-counter swap agreements:
AUD	1,600	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$31,522	$2,461	$29,061	Deutsche Bank
AUD	900	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	17,732	1,812	15,920	Goldman Sachs & Co.
AUD	500	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	57,693	(1,731)	59,424	Barclays Bank PLC
AUD	300	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	34,616	(928)	35,544	Deutsche Bank
BRL	4,000	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	85,991	—	85,991	Bank of America
BRL	3,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	153,806	(8,053)	161,859	Goldman Sachs & Co.
BRL	2,900	01/02/14	8.250%	Brazilian overnight interbank lending rate(1)	15,806	13,914	1,892	Chase Securities
BRL	2,800	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	111,469	285	111,184	Barclays Bank PLC
BRL	2,800	01/02/14	7.785%	Brazilian overnight interbank lending rate(1)	7,431	5,917	1,514	Morgan Stanley & Co.
BRL	2,000	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	44,027	—	44,027	Goldman Sachs & Co.
BRL	1,100	01/02/15	8.630%	Brazilian overnight interbank lending rate(1)	9,712	8,819	893	Morgan Stanley & Co.
BRL	100	01/02/14	7.420%	Brazilian overnight interbank lending rate(1)	59	—	59	Bank of America
MXN	10,800	03/05/13	6.500%	28 day Mexican interbank rate(1)	5,401	(96)	5,497	Morgan Stanley & Co.
	Exchange-traded swap agreements:
	$5,800	06/20/17	1.500%	3 month LIBOR(1)	(224,575)	(100,031)	(124,544)	—
	800	12/19/12	1.500%	3 month LIBOR(1)	1,378	14,170	(12,792)	—
EUR	1,500	03/21/17	2.000%	6 month Euribor(1)	109,436	(9,004)	118,440	—
EUR	200	03/20/23	1.750%	6 month Euribor(1)	3,244	3,846	(602)	—

					$464,748	$(68,620)	$533,367

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,900	$(67,523)	$—	$(67,523)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	530	(18,924)	—	(18,924)	Morgan Stanley & Co.

				$(86,447)	$—	$(86,447)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Dow Jones CDX IG5 Index	12/20/12	0.140%	$2,700	$(963)	$—	$(963)	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	(249)	—	(249)	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.430%	200	(3,091)	9	(3,100)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	100	(1,357)	4	(1,361)	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.270%	200	(2,624)	—	(2,624)	Deutsche Bank
Embarq Corp.	03/20/14	1.250%	300	(3,846)	—	(3,846)	Deutsche Bank

Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	10,842	221,015	482,925	(261,910)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	9,293	(144,390)	83,770	(228,160)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	2,226	(19,785)	(6,426)	(13,359)	—
Dow Jones CDX IG14 5Y Index	06/20/15	5.000%	288	(16,757)	4,320	(21,077)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	4,000	(53,284)	17,920	(71,204)	—

				$(25,331)	$582,522	$(607,853)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of October 31, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$153,932,087	$—	$—
Preferred Stocks	671,583	1,409	—
Unaffiliated Mutual Fund	66,784	—	—
Asset-Backed Securities	—	7,186,546	1,249,564
Commerical Mortgage-Backed Security	—	105,100	—
Corporate Bonds	—	19,845,499	—
Foreign Government Bonds	—	5,088,388	—
Municipal Bonds	—	5,294,732	—
Residential Mortgage-Backed Securities	—	4,935,789	25,396
U.S. Government Agency Obligations	—	22,534,774	—
U.S. Treasury Obligations	—	26,643,600	—
Repurchase Agreement	—	1,300,000	—
Option Purchased	—	487	—
Affiliated Money Market Mutual Fund	11,000,212	—	—
Ceritificates of Deposit	—	1,695,433	—
Options Written	—	(114,492)	—
Securities Sold Short - U.S. Government Agency Obligations	—	(2,199,219)	—
Other Financial Instruments*
Futures	(15,829)	—	—
Forward foreign currency exchange contracts	—	(322,152)	—
Interest rate swap agreements	(19,498)	552,866	—
Credit default swap agreements	(595,710)	(98,589)	—

Total	$165,039,629	$92,450,171	$1,274,960

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 7/31/12 was $27,633,702, which was a result of valuing investments using third party vendor modeling tools. An amount of $26,870,215 was transferred from Level 2 into Level 1 at 10/31/12 as a result of using quoted prices in active market for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI”); through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs ued as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 20, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2012

*	Print the name and title of each signing officer under his or her signature.